Global Opportunities Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited)

Asset-Backed Securities — 8.9%
Security	Principal Amount (000's omitted)	Value
AASET MT-1 Ltd., Series 2025-3A, Class B, 5.732%, 2/16/50(1)	$8,176	$ 8,175,195
Abry Liquid Credit CLO Ltd., Series 2025-1A, Class D, 7.073%, (3 mo. SOFR + 3.25%), 10/20/38(1)(2)	5,000	5,063,320
ACHM Mortgage Trust, Series 2024-HE1, Class B, 7.26%, 5/25/39(1)	644	675,328
AIMCO CLO 11 Ltd., Series 2020-11A, Class D1R2, 6.618%, (3 mo. SOFR + 2.95%), 7/17/37(1)(2)	4,000	4,025,144
Allegany Park CLO Ltd., Series 2019-1A, Class ERR, 10.068%, (3 mo. SOFR + 6.40%), 1/20/35(1)(2)	1,000	984,201
AMSR Trust:
Series 2021-SFR1, Class G, 4.612%, 6/17/38(1)	2,250	2,201,271
Series 2022-SFR1, Class G, 5.00%, 3/17/39(1)	14,000	13,809,503
ARES LXI CLO Ltd., Series 2021-61A, Class ER, 10.508%, (3 mo. SOFR + 6.84%), 4/20/37(1)(2)	3,350	3,366,770
Babson CLO Ltd.:
Series 2022-4A, Class D1R, 6.918%, (3 mo. SOFR + 3.25%), 10/20/37(1)(2)	5,000	5,039,560
Series 2024-3A, Class E, 9.568%, (3 mo. SOFR + 5.90%), 7/20/37(1)(2)	2,000	2,027,416
Ballyrock CLO 14 Ltd., Series 2020-14A, Class C2R, 7.918%, (3 mo. SOFR + 4.25%), 7/20/37(1)(2)	2,500	2,517,248
Ballyrock CLO 15 Ltd.:
Series 2021-1A, Class D1R, 6.522%, (3 mo. SOFR + 2.85%), 1/15/38(1)(2)	7,000	6,844,880
Series 2021-1A, Class ER, 8.922%, (3 mo. SOFR + 5.25%), 1/15/38(1)(2)	2,000	1,951,288
Ballyrock CLO 16 Ltd.:
Series 2021-16A, Class C1R, 6.418%, (3 mo. SOFR + 2.75%), 4/20/38(1)(2)	3,000	2,995,590
Series 2021-16A, Class DR, 8.818%, (3 mo. SOFR + 5.15%), 4/20/38(1)(2)	3,000	2,869,389
Ballyrock CLO 18 Ltd., Series 2021-18A, Class DR, 9.422%, (3 mo. SOFR + 5.75%), 4/15/38(1)(2)	2,000	1,945,610
Ballyrock CLO Ltd., Series 2019-2A, Class DR3, 9.818%, (3 mo. SOFR + 6.15%), 10/25/38(1)(2)	6,000	6,026,016
Barings CLO Ltd.:
Series 2023-2A, Class ER, 8.768%, (3 mo. SOFR + 5.10%), 10/20/38(1)(2)	3,000	3,025,800
Series 2025-1A, Class D2, 7.318%, (3 mo. SOFR + 3.65%), 4/20/38(1)(2)	3,000	3,021,564
Series 2025-1A, Class E, 8.268%, (3 mo. SOFR + 4.60%), 4/20/38(1)(2)	4,000	4,006,724
Security	Principal Amount (000's omitted)	Value
Battalion CLO 18 Ltd., Series 2024-25A, Class D, 8.018%, (3 mo. SOFR + 4.35%), 3/13/37(1)(2)	$5,000	$ 5,029,865
Battalion CLO XXII Ltd., Series 2021-22A, Class D, 7.279%, (3 mo. SOFR + 3.612%), 1/20/35(1)(2)	2,000	1,890,360
Battalion CLO XXIX Ltd., Series 2025-29A, Class D1, 6.972%, (3 mo. SOFR + 3.30%), 3/31/38(1)(2)	5,000	5,070,155
Battalion CLO XXX Ltd., Series 2025-30A, Class D1, 6.629%, (3 mo. SOFR + 2.95%), 1/20/39(1)(2)	4,000	4,058,736
Bear Mountain Park CLO Ltd., Series 2022-1A, Class ER, 9.622%, (3 mo. SOFR + 5.95%), 7/15/37(1)(2)	1,375	1,379,745
Benefit Street Partners CLO 41 Ltd., Series 2025-41A, Class D1, 6.418%, (3 mo. SOFR + 2.75%), 7/25/38(1)(2)	5,000	5,042,225
Benefit Street Partners CLO XII-B Ltd., Series 2017-12BRA, Class D1, 6.722%, (3 mo. SOFR + 3.05%), 10/15/37(1)(2)	3,000	3,020,901
Benefit Street Partners CLO XVI Ltd.:
Series 2018-16A, Class D1R2, 6.368%, (3 mo. SOFR + 2.70%), 1/17/38(1)(2)	2,000	2,002,552
Series 2018-16A, Class D2R2, 7.668%, (3 mo. SOFR + 4.00%), 1/17/38(1)(2)	2,500	2,511,183
Benefit Street Partners CLO XXII Ltd.:
Series 2020-22A, Class DRR, 6.418%, (3 mo. SOFR + 2.75%), 4/20/35(1)(2)	2,000	2,008,630
Series 2020-22A, Class ERR, 8.568%, (3 mo. SOFR + 4.90%), 4/20/35(1)(2)	2,000	2,024,448
Birch Grove CLO 14 Ltd., Series 2025-14A, Class D1, 7.169%, (3 mo. SOFR + 3.50%), 7/22/37(1)(2)	5,000	5,024,720
Blueberry Park CLO Ltd., Series 2024-1A, Class D2, 7.918%, (3 mo. SOFR + 4.25%), 10/20/37(1)(2)	1,500	1,507,800
BlueMountain CLO Ltd.:
Series 2015-3A, Class A1R, 4.929%, (3 mo. SOFR + 1.262%), 4/20/31(1)(2)	451	450,905
Series 2015-3A, Class DR, 9.329%, (3 mo. SOFR + 5.662%), 4/20/31(1)(2)	2,000	1,718,256
Series 2016-3A, Class ER, 10.063%, (3 mo. SOFR + 6.212%), 11/15/30(1)(2)	1,000	962,663
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class D1R, 7.429%, (3 mo. SOFR + 3.762%), 10/20/34(1)(2)	3,500	3,504,869
BlueMountain CLO XXX Ltd., Series 2020-30A, Class ER, 10.372%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	2,023,270
BlueMountain CLO XXXIV Ltd., Series 2022-34A, Class E, 11.22%, (3 mo. SOFR + 7.55%), 4/20/35(1)(2)	1,000	987,098

Global Opportunities Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Bridge Trust:
Series 2024-SFR1, Class E1, 4.30%, 8/17/40(1)	$2,915	$ 2,809,755
Series 2024-SFR1, Class E2, 5.50%, 8/17/40(1)	1,000	970,667
Series 2025-SFR1, Class E, 4.35%, 9/17/42(1)	1,449	1,359,295
Brookhaven Park CLO Ltd., Series 2024-1A, Class D, 7.268%, (3 mo. SOFR + 3.60%), 4/19/37(1)(2)	3,000	3,017,892
Bryant Park Funding Ltd.:
Series 2023-19A, Class D1R, 6.472%, (3 mo. SOFR + 2.80%), 4/15/38(1)(2)	5,250	5,264,579
Series 2023-20A, Class DR, 7.072%, (3 mo. SOFR + 3.40%), 4/15/38(1)(2)	5,000	5,029,155
Series 2023-21A, Class D1R, 6.418%, (3 mo. SOFR + 2.75%), (3 mo. SOFR + 2.75%), 10/18/38(1)(2)	3,000	3,011,862
Series 2023-21A, Class ER, 8.918%, (3 mo. SOFR + 5.25%), 10/18/38(1)(2)	3,000	3,004,941
Series 2024-22A, Class D, 7.972%, (3 mo. SOFR + 4.30%), 4/15/37(1)(2)	6,000	6,035,172
Cajun Global LLC:
Series 2025-1A, Class A2, 6.554%, 2/20/55(1)	12,400	12,688,533
Series 2025-2A, Class A2, 5.912%, 11/20/55(1)	10,000	10,042,422
Series 2025-2A, Class M, 8.72%, 11/20/55(1)	17,500	17,392,846
Canyon Capital CLO Ltd.:
Series 2016-1A, Class ER, 9.684%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	4,000	3,843,660
Series 2016-2A, Class ER, 9.934%, (3 mo. SOFR + 6.262%), 10/15/31(1)(2)	1,000	942,285
Series 2017-1A, Class E, 10.184%, (3 mo. SOFR + 6.512%), 7/15/30(1)(2)	2,000	1,971,304
Series 2018-1A, Class E, 9.684%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	2,000	1,990,856
Series 2022-1A, Class D, 6.871%, (3 mo. SOFR + 3.20%), 4/15/35(1)(2)	1,900	1,899,035
Carlyle U.S. CLO Ltd.:
Series 2019-3A, Class DRR, 11.008%, (3 mo. SOFR + 7.34%), 4/20/37(1)(2)	3,000	3,000,150
Series 2019-3A, Class ER3, (3 mo. SOFR + 4.95%), 4/20/39(1)(3)	3,000	3,007,500
Series 2019-4A, Class CR, 6.872%, (3 mo. SOFR + 3.20%), 4/15/35(1)(2)	1,750	1,755,632
Series 2019-4A, Class DR, 10.272%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	2,000	2,012,426
CFMT LLC:
Series 2023-HB11, Class M3, 4.00%, 2/25/37(1)(4)	7,600	7,483,607
Series 2023-HB11, Class M4, 4.00%, 2/25/37(1)(4)	2,075	2,027,484
Series 2024-HB13, Class M4, 3.00%, 5/25/34(1)(4)	5,000	4,794,008
Security	Principal Amount (000's omitted)	Value
CIFC Funding Ltd., Series 2022-3A, Class D, 7.42%, (3 mo. SOFR + 3.75%), 4/21/35(1)(2)	$3,750	$ 3,763,436
Crown City CLO III, Series 2021-1A, Class C, 7.229%, (3 mo. SOFR + 3.562%), 7/20/34(1)(2)	1,000	990,418
Crown Point CLO 10 Ltd., Series 2021-10A, Class E, 10.779%, (3 mo. SOFR + 7.112%), 7/20/34(1)(2)	2,000	1,975,740
Dryden CLO Ltd., Series 2018-55A, Class E, 9.334%, (3 mo. SOFR + 5.662%), 4/15/31(1)(2)	1,000	999,740
Dryden Senior Loan Fund, Series 2016-42A, Class ERR, 10.172%, (3 mo. SOFR + 6.50%), 7/15/37(1)(2)	2,000	2,005,106
Eldridge CLO Ltd., Series 2025-2A, Class E, 8.886%, (3 mo. SOFR + 5.25%), 1/20/39(1)(2)	3,000	3,045,528
Elmwood CLO 14 Ltd., Series 2022-1A, Class DR, 6.568%, (3 mo. SOFR + 2.90%), 10/20/38(1)(2)	2,000	2,022,594
Elmwood CLO 16 Ltd., Series 2022-3A, Class DR, 7.468%, (3 mo. SOFR + 3.80%), 4/20/37(1)(2)	2,000	2,013,842
Elmwood CLO 32 Ltd., Series 2024-8A, Class D1, 6.518%, (3 mo. SOFR + 2.85%), 10/18/37(1)(2)	3,000	3,021,012
Elmwood CLO 40 Ltd., Series 2025-3A, Class E, 8.918%, (3 mo. SOFR + 5.25%), 3/22/38(1)(2)	2,000	2,029,384
Elmwood CLO VI Ltd.:
Series 2020-3A, Class D1RR, 6.768%, (3 mo. SOFR + 3.10%), 7/18/37(1)(2)	1,300	1,301,860
Series 2020-3A, Class ERR, 9.568%, (3 mo. SOFR + 5.90%), 7/18/37(1)(2)	1,000	1,002,509
Empower CLO Ltd., Series 2024-1A, Class D1, 7.418%, (3 mo. SOFR + 3.75%), 4/25/37(1)(2)	3,000	3,015,711
Finance of America HECM Buyout, Series 2024-HB1, Class M4, 6.00%, 10/1/34(1)(4)	11,200	10,916,983
FirstKey Homes Trust:
Series 2021-SFR1, Class F3, 3.686%, 8/17/38(1)	19,405	19,192,944
Series 2021-SFR1, Class G, 3.835%, 8/17/38(1)	37,071	36,598,656
Series 2021-SFR2, Class G, 3.406%, 9/17/38(1)	12,501	12,226,976
Series 2021-SFR3, Class G, 3.981%, 12/17/38(1)	9,268	9,022,545
FMC Issuer Trust-FMSR, Series 2024-FT1, Class A, 6.559%, 9/25/29(1)	37,000	37,248,351
Galaxy 31 CLO Ltd., Series 2023-31A, Class DR, 6.872%, (3 mo. SOFR + 3.20%), 7/15/38(1)(2)	2,300	2,307,162
Galaxy 33 CLO Ltd.:
Series 2024-33A, Class D1, 7.218%, (3 mo. SOFR + 3.55%), 4/20/37(1)(2)	2,000	2,006,022

Global Opportunities Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Galaxy 33 CLO Ltd.: (continued)
Series 2024-33A, Class E, 10.318%, (3 mo. SOFR + 6.65%), 4/20/37(1)(2)	$2,300	$ 2,314,490
Galaxy 34 CLO Ltd., Series 2024-34A, Class E, 9.568%, (3 mo. SOFR + 5.90%), 10/20/37(1)(2)	3,000	2,976,693
Goddard Funding LLC, Series 2022-1A, Class A2, 6.864%, 10/30/52(1)	6,808	6,878,116
Golub Capital Partners ABS Funding, Series 2024-2A, Class B, 7.19%, 7/25/34(1)	5,000	5,003,415
Golub Capital Partners CLO 53B Ltd., Series 2021-53A, Class DR, 6.068%, (3 mo. SOFR + 2.40%), 7/20/34(1)(2)	2,000	1,980,188
Golub Capital Partners CLO 72 B Ltd., Series 2024-72A, Class D, 7.668%, (3 mo. SOFR + 4.00%), 4/25/37(1)(2)	3,500	3,525,193
Golub Capital Partners CLO 74 B Ltd., Series 2024-74A, Class E, 9.768%, (3 mo. SOFR + 6.10%), 7/25/37(1)(2)	2,000	2,022,120
Gracie Point International Funding LLC, Series 2025-1A, Class C, 6.55%, (30-day SOFR Average + 2.75%), 8/15/28(1)(2)	750	751,791
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class D, 7.429%, (3 mo. SOFR + 3.762%), 1/30/35(1)(2)	3,500	3,504,571
Harvest U.S. CLO Ltd.:
Series 2024-2A, Class D1, 6.922%, (3 mo. SOFR + 3.25%), 10/15/37(1)(2)	3,500	3,515,305
Series 2024-2A, Class E, 10.572%, (3 mo. SOFR + 6.90%), 10/15/37(1)(2)	1,000	1,022,454
Series 2024-3A, Class D1, 6.968%, (3 mo. SOFR + 3.30%), 1/18/38(1)(2)	1,000	1,008,839
Highbridge Loan Management, Series 3A-2014, Class DR, 10.429%, (3 mo. SOFR + 6.762%), 7/18/29(1)(2)	2,756	2,530,030
Home Partners of America Trust:
Series 2021-2, Class F, 3.799%, 12/17/26(1)	28,897	28,511,816
Series 2021-2, Class G, 4.505%, 12/17/26(1)	44,793	44,185,817
HTS Fund II LLC, Series 2025-1, Class B, 6.571%, 6/23/45(1)	1,150	1,152,639
KKR CLO 48 Ltd., Series 48-A, Class D1R, 6.834%, (3 mo. SOFR + 2.95%), 10/20/38(1)(2)	4,000	4,049,340
KKR CLO 52 Ltd., Series 2023-52A, Class D1R, 6.771%, (3 mo. SOFR + 3.10%), 7/16/38(1)(2)	5,000	5,059,835
LoanDepot GMSR Trust:
Series 2025-GT1, Class A, 6.527%, (1 mo. SOFR + 2.85%), 5/16/30(1)(2)	78,929	79,118,475
Series 2025-GT1, Class B, 7.227%, (1 mo. SOFR + 3.55%), 5/16/30(1)(2)	13,071	13,177,371
Security	Principal Amount (000's omitted)	Value
Madison Park Funding XXII Ltd., Series 2016-22A, Class D1R2, 6.572%, (3 mo. SOFR + 2.90%), 1/15/38(1)(2)	$3,000	$ 3,017,805
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ERR, 9.272%, (3 mo. SOFR + 5.60%), 4/15/35(1)(2)	2,000	1,910,028
Magnetite XXII Ltd.:
Series 2019-22A, Class DJ, 7.822%, (3 mo. SOFR + 4.15%), 7/15/36(1)(2)	2,000	2,005,768
Series 2019-22A, Class DRR, 6.572%, (3 mo. SOFR + 2.90%), 7/15/36(1)(2)	3,500	3,505,110
Marble Point CLO XXIV Ltd.:
Series 2022-1A, Class D1, 7.908%, (3 mo. SOFR + 4.24%), 4/20/35(1)(2)	2,000	2,000,100
Series 2022-1A, Class D1R, (3 mo. SOFR + 3.25%), 4/20/35(1)(3)	2,500	2,502,500
MFA Trust, Series 2024-NPL1, Class A1, 6.33% to 2/25/26, 9/25/54(1)(5)	5,422	5,434,488
Navigator Aviation Ltd., Series 2024-1, Class B, 6.09%, 8/15/49(1)	4,943	4,947,630
Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class ER3, 10.419%, (3 mo. SOFR + 6.75%), 7/22/38(1)(2)	2,000	2,028,774
Neuberger Berman Loan Advisers CLO 28 Ltd., Series 2018-28A, Class ER, 10.618%, (3 mo. SOFR + 6.95%), 10/20/38(1)(2)	3,000	3,050,904
Neuberger Berman Loan Advisers CLO 59 Ltd., Series 2024-59A, Class E, 8.471%, (3 mo. SOFR + 4.80%), 1/23/39(1)(2)	2,000	2,021,524
New Mountain CLO 3 Ltd.:
Series CLO-3A, Class D1R, 6.618%, (3 mo. SOFR + 2.95%), 10/20/38(1)(2)	5,000	5,062,120
Series CLO-3A, Class ER, 9.018%, (3 mo. SOFR + 5.35%), 10/20/38(1)(2)	4,500	4,560,403
New Mountain CLO 6 Ltd., Series CLO-6A, Class D2, 7.968%, (3 mo. SOFR + 4.30%), 10/15/37(1)(2)	2,000	2,017,050
New Mountain CLO 7 Ltd., Series CLO-7A, Class D2, 7.518%, (3 mo. SOFR + 3.85%), 3/31/38(1)(2)	2,000	2,009,224
NRZ Excess Spread-Collateralized Notes, Series 2024-FNT1, Class A, 7.398%, 11/25/31(1)	24,602	25,085,661
Oaktree CLO Ltd.:
Series 2019-4A, Class D2RR, 8.368%, (3 mo. SOFR + 4.70%), 7/20/37(1)(2)	3,000	3,013,872
Series 2019-4A, Class ERR, 10.258%, (3 mo. SOFR + 6.59%), 7/20/37(1)(2)	2,500	2,510,710
Series 2025-32A, Class D3, 7.922%, (3 mo. SOFR + 4.25%), 7/15/38(1)(2)	3,000	2,975,865
OCP CLO Ltd., Series 2024-32A, Class D1, 7.421%, (3 mo. SOFR + 3.75%), 4/23/37(1)(2)	5,000	5,029,700

Global Opportunities Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Octagon 60 Ltd., Series 2022-1A, Class ER, 10.668%, (3 mo. SOFR + 7.00%), 10/20/37(1)(2)	$2,500	$ 2,540,168
Octagon Investment Partners 49 Ltd., Series 2020-5A, Class D1R, 7.722%, (3 mo. SOFR + 4.05%), 4/15/37(1)(2)	2,000	2,006,132
Orion CLO Ltd.:
Series 2023-1A, Class D1R, 6.568%, (3 mo. SOFR + 2.90%), 10/25/38(1)(2)	4,000	4,013,704
Series 2024-4A, Class E, 9.668%, (3 mo. SOFR + 6.00%), 10/20/37(1)(2)	2,000	2,039,158
Series 2025-6A, Class E, 9.30%, (3 mo. SOFR + 5.25%), 10/20/38(1)(2)	6,000	6,064,944
Pagaya AI Technology in Housing Trust, Series 2023-1, Class F, 3.60%, 10/25/40(1)	4,500	3,866,414
Palmer Square CLO Ltd.:
Series 2015-1A, Class DR4, 10.63%, (3 mo. SOFR + 6.762%), 5/21/34(1)(2)	2,000	1,978,300
Series 2018-1A, Class CR, 7.568%, (3 mo. SOFR + 3.90%), 4/18/37(1)(2)	4,500	4,522,104
Series 2021-2A, Class ER, 8.772%, (3 mo. SOFR + 5.10%), 2/15/38(1)(2)	2,000	2,012,022
Series 2023-2A, Class ER, 10.068%, (3 mo. SOFR + 6.40%), 7/20/38(1)(2)	4,000	4,068,628
Progress Residential Trust:
Series 2021-SFR9, Class F, 4.053%, 11/17/40(1)	1,000	973,120
Series 2022-SFR1, Class H, 5.25%, 2/17/41(1)	17,650	17,185,418
Series 2022-SFR3, Class F, 6.60%, 4/17/39(1)	2,500	2,510,113
Regatta 31 Funding Ltd., Series 2025-1A, Class D, 8.568%, (3 mo. SOFR + 4.90%), 3/25/38(1)(2)	3,000	3,012,990
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2B, 5.25%, 9/15/48(1)	10,000	7,415,329
RMF Buyout Issuance Trust, Series 2021-HB1, Class M5, 6.00%, 11/25/31(1)(4)	4,500	4,315,178
RR 35 Ltd., Series 2024-35A, Class D, 9.022%, (3 mo. SOFR + 5.35%), 1/15/40(1)(2)	7,500	7,582,252
RR 38 Ltd., Series 2025-38A, Class C2, 7.322%, (3 mo. SOFR + 3.65%), 4/15/40(1)(2)	4,000	4,033,404
Saluda Grade Alternative Mortgage Trust, Series 2025-NPL2, Class A1, 7.774% to 4/25/28, 5/25/30(1)(5)	27,407	27,382,301
Sandstone Peak Ltd., Series 2021-1A, Class DR, 7.022%, (3 mo. SOFR + 3.35%), 10/15/34(1)(2)	4,000	4,003,808
Santander Bank Auto Credit-Linked Notes:
Series 2024-A, Class E, 7.762%, 6/15/32(1)	1,243	1,264,211
Series 2024-B, Class F, 8.881%, 1/18/33(1)	1,791	1,834,678
Service Experts Issuer LLC, Series 2025-1A, Class B, 7.62%, 1/20/37(1)	1,250	1,262,363
Security	Principal Amount (000's omitted)	Value
Silver Point CLO 12 Ltd., Series 2025-12A, Class D1, 6.629%, (3 mo. SOFR + 2.65%), 10/15/38(1)(2)	$4,000	$ 4,024,404
Sixth Street CLO XV Ltd., Series 2020-15A, Class D1R, 6.818%, (3 mo. SOFR + 3.15%), 10/24/37(1)(2)	5,000	5,046,735
Sixth Street CLO XX Ltd., Series 2021-20A, Class D1R, 6.618%, (3 mo. SOFR + 2.95%), 7/17/38(1)(2)	4,000	4,028,448
Sixth Street CLO XXII Ltd., Series 2023-22A, Class D2R, 7.42%, (3 mo. SOFR + 3.75%), 4/21/38(1)(2)	1,400	1,403,417
Sprite Ltd., Series 2021-1, Class C, 8.835%, 11/15/46(1)	2,046	2,053,705
STAR Trust:
Series 2021-SFR1, Class F, 6.196%, (1 mo. SOFR + 2.514%), 4/17/38(1)(2)	407	406,733
Series 2021-SFR1, Class G, 6.996%, (1 mo. SOFR + 3.314%), 4/17/38(1)(2)	16,589	16,596,319
Series 2021-SFR1, Class H, 8.246%, (1 mo. SOFR + 4.564%), 4/17/38(1)(2)	1,600	1,602,120
Series 2021-SFR2, Class G, 7.195%, (1 mo. SOFR + 3.514%), 1/17/39(1)(2)	4,000	4,007,953
Series 2022-SFR3, Class E2, 7.38%, (1 mo. SOFR + 3.70%), 5/17/39(1)(2)	10,000	10,029,069
Series 2022-SFR3, Class F, 8.18%, (1 mo. SOFR + 4.50%), 5/17/39(1)(2)	4,035	4,055,747
Series 2024-SFR4, Class C, 6.13%, (1 mo. SOFR + 2.45%), 10/17/41(1)(2)	8,576	8,643,723
Series 2024-SFR4, Class D, 6.63%, (1 mo. SOFR + 2.95%), 10/17/41(1)(2)	14,650	14,798,989
Series 2025-SFR5, Class D, 6.131%, (1 mo. SOFR + 2.45%), 2/17/42(1)(2)	9,670	9,682,638
Series 2025-SFR5, Class E, 6.631%, (1 mo. SOFR + 2.95%), 2/17/42(1)(2)	2,500	2,504,800
Series 2025-SFR6, Class C, 5.681%, (1 mo. SOFR + 2.00%), 8/17/42(1)(2)	2,450	2,464,005
Series 2025-SFR6, Class D, 6.081%, (1 mo. SOFR + 2.40%), 8/17/42(1)(2)	5,050	5,072,086
TCW CLO Ltd., Series 2024-3A, Class E, 10.268%, (3 mo. SOFR + 6.60%), 10/20/37(1)(2)	2,000	2,007,102
Texas Debt Capital CLO Ltd., Series 2025-1A, Class E, 8.168%, (3 mo. SOFR + 4.50%), 4/24/38(1)(2)	3,000	3,020,133
TRESTLES CLO Ltd., Series 2017-1A, Class ERR, 9.618%, (3 mo. SOFR + 5.95%), 7/25/37(1)(2)	2,750	2,787,612
Tricon Residential Trust:
Series 2021-SFR1, Class G, 4.133%, 7/17/38(1)	3,551	3,520,021
Series 2025-SFR1, Class D, 5.68%, (1 mo. SOFR + 2.00%), 3/17/42(1)(2)	4,000	4,010,858
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class C, 6.807%, 9/26/33(1)	4,147	4,160,629

Global Opportunities Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
UPX HIL Issuer Trust, Series 2025-1, Class C, 7.67%, 1/25/47(1)	$4,857	$ 4,934,774
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.871%, 5/15/54(1)	4,750	4,916,932
VINE Trust:
Series 2023-SFR1, Class E1, 4.75%, 12/17/40(1)	15,000	14,571,166
Series 2024-SFR1, Class E1, 4.50%, 3/17/41(1)	5,000	4,798,951
Voya CLO Ltd.:
Series 2013-1A, Class DR, 10.414%, (3 mo. SOFR + 6.742%), 10/15/30(1)(2)	5,000	4,581,365
Series 2015-3A, Class DR, 10.129%, (3 mo. SOFR + 6.462%), 10/20/31(1)(2)	2,000	1,888,386
Series 2018-2A, Class E, 9.184%, (3 mo. SOFR + 5.512%), 7/15/31(1)(2)	1,000	952,066
Series 2024-2A, Class D, 6.868%, (3 mo. SOFR + 3.20%), 7/20/37(1)(2)	3,000	3,017,196
Wellfleet CLO Ltd.:
Series 2019-1A, Class CRR, 6.468%, (3 mo. SOFR + 2.80%), 7/20/32(1)(2)	2,500	2,507,555
Series 2021-2A, Class E, 10.894%, (3 mo. SOFR + 7.222%), 7/15/34(1)(2)	1,000	954,790
Willis Engine Structured Trust IX, Series 2025-B, Class B, 5.696%, 12/15/50(1)	6,108	6,116,537
Windhill CLO 5 Ltd., 13.00%, 10/22/35	29,951	30,457,248
Wingspire Equipment Finance LLC, Series 2025-1A, Class E, 7.45%, 9/20/33(1)	6,000	6,007,909
Total Asset-Backed Securities (identified cost $988,362,875)		$ 1,007,348,377

Closed-End Funds — 0.1%
Security	Shares	Value
Nuveen Global High Income Fund	83,400	$ 1,078,362
PGIM Global High Yield Fund, Inc.	430,326	5,533,992
Western Asset High Income Opportunity Fund, Inc.	383,997	1,447,669
Total Closed-End Funds (identified cost $8,409,895)		$ 8,060,023

Collateralized Mortgage Obligations — 42.0%
Security	Principal Amount (000's omitted)	Value
A&D Mortgage Trust, Series 2024-NQM6, Class B1A, 7.273%, 1/25/70(1)(4)	$1,440	$ 1,472,987
Asset Based Lending LLC:
Series 2024-RTL1, Class A1, 6.075% to 3/25/27, 9/25/29(1)(5)	11,050	11,139,393
Security	Principal Amount (000's omitted)	Value
Asset Based Lending LLC: (continued)
Series 2025-RTL1, Class A2, 8.024% to 8/25/25, 6/25/30(1)(5)	$1,500	$ 1,513,660
BofA Lending Facility, 12.35%, (SOFR + 4.00%), 6/16/28(2)	5,071	5,086,374
Brean Asset-Backed Securities Trust:
Series 2023-RM6, Class A1, 5.25% to 1/25/28, 1/25/63	3,397	3,413,955
Series 2023-SRM1, Class M4, 4.00%, 9/25/63(1)	8,559	7,294,739
Series 2023-SRM1, Class M5, 4.00%, 9/25/63(1)	8,449	6,367,754
Cascade Funding Mortgage Trust, Series 2025-HB16, Class M4, 3.00%, 3/25/35(1)(4)	9,300	8,786,728
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(5)	2,390	2,349,523
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2024-RTL1, Class A1, 6.892% to 5/25/27, 10/25/29(1)(5)	8,450	8,580,102
CFMT LLC:
Series 2024-HB13, Class M3, 3.00%, 5/25/34(1)(4)	1,150	1,104,406
Series 2024-R1, Class M1, 4.00% to 10/25/26, 10/25/54(1)(5)	5,770	5,457,997
Series 2024-R1, Class M2, 4.00% to 10/25/26, 10/25/54(1)(5)	9,932	9,184,871
Series 2024-HB14, Class M2, 3.00%, 6/25/34(1)(4)	1,250	1,212,182
Series 2024-HB14, Class M3, 3.00%, 6/25/34(1)(4)	1,550	1,495,958
Series 2024-HB14, Class M4, 3.00%, 6/25/34(1)(4)	8,500	8,117,418
Series 2024-HB15, Class M3, 4.00%, 8/25/34(1)(4)	1,000	970,411
Series 2024-HB15, Class M4, 4.00%, 8/25/34(1)(4)	3,750	3,624,723
Champs Trust:
Series 2024-1, Class A, 6.908%, 7/25/59(1)(4)	36,947	38,093,778
Series 2024-2, Class A, 8.753%, 11/25/59(1)(4)	31,588	32,695,181
Series 2024-3, Class A, 6.582%, 1/25/60(1)(4)	56,866	59,033,084
Series 2025-1, Class A, 8.164%, 4/25/60(1)(4)	67,163	69,877,754
Series 2025-2, Class A, 8.319%, 10/25/60(1)(4)	90,537	93,932,728
CHNGE Mortgage Trust, Series 2022-NQ, Class M1, 5.82% to 2/25/2026, 6/25/67(1)(5)	1,764	1,763,292
Dominion Mortgage Trust, Series 2025-RTL1, Class A2, 8.019% to 9/25/27, 3/25/30(1)(5)	9,000	9,168,509
EFMT, Series 2024-RM2, Class A1A, 5.00%, 7/25/54(1)	16,039	15,786,575

Global Opportunities Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
FARM Mortgage Trust:
Series 2022-1, Class B, 2.957%, 1/25/52(1)(4)	$2,317	$ 1,766,627
Series 2023-1, Class B, 3.038%, 3/25/52(1)(4)	2,420	1,865,966
Series 2024-1, Class B, 5.08%, 10/1/53(1)(4)	3,186	2,849,264
Series 2025-1, Class B, 5.625%, 8/1/55(1)(4)	3,688	3,225,724
Federal Home Loan Mortgage Corp.:
Series 2182, Class ZC, 7.50%, 9/15/29	12	12,297
Series 4273, Class SP, 1.561%, (11.695% - 30-day SOFR Average x 2.667), 11/15/43(6)	516	431,182
Series 5071, Class SP, 0.00%, (3.30% - 30-day SOFR Average, Floor 0.00%), 2/25/51(6)	4,319	1,782,689
Series 5083, Class SK, 0.00%, (3.867% - 30-day SOFR Average x 1.333, Floor 0.00%), 3/25/51(6)	3,411	1,447,665
Series 5152, Class ZP, 3.00%, 7/25/50	10,866	6,728,249
Series 5159, Class ZT, 3.00%, 11/25/51	1,633	1,169,409
Series 5270, Class ZU, 6.00%, 11/25/52	3,843	4,009,395
Series 5300, Class EY, 6.00%, 12/25/52	10,900	11,339,528
Series 5324, Class MZ, 6.00%, 7/25/53	3,881	4,038,287
Series 5327, Class B, 6.00%, 8/25/53	20,000	20,761,565
Series 5543, Class CS, 8.408%, (19.50% - 30-day SOFR Average x 3.00), 10/25/53(6)	6,078	6,335,782
Series 5353, Class AZ, 6.50%, 11/25/53	9,835	10,481,182
Series 5362, Class JB, 6.00%, 12/25/53	14,599	15,191,621
Series 5379, Class EZ, 5.50%, 2/25/54	8,928	9,075,539
Series 5381, Class Z, 5.50%, 2/25/54	15,048	15,196,199
Series 5391, Class EZ, 5.50%, 3/25/54	17,774	18,031,779
Series 5399, Class MZ, 6.00%, 4/25/54	5,102	5,313,053
Series 5402, Class BZ, 6.00%, 4/25/54	8,928	9,308,959
Series 5410, Class KY, 6.00%, 5/25/54	10,000	10,412,867
Series 5413, Class LZ, 6.00%, 5/25/54	4,442	4,633,678
Series 5413, Class MZ, 6.00%, 5/25/54	13,050	13,592,278
Series 5414, Class CZ, 5.50%, 5/25/54	36,098	36,789,724
Series 5428, Class Z, 6.00%, 7/25/54	16,137	16,816,064
Series 5429, Class DZ, 6.00%, 7/25/54	13,269	13,800,977
Series 5446, Class AZ, 6.00%, 8/25/54	23,390	24,342,131
Series 5453, Class DZ, 5.50%, 9/25/54	14,470	14,665,771
Series 5461, Class Z, 6.50%, 10/25/54	3,283	3,271,548
Series 5468, Class ZW, 6.50%, 11/25/54	349	347,898
Series 5478, Class SG, 7.376%, (15.51% - 30-day SOFR Average x 2.20), 12/25/54(6)	35,695	36,486,055
Series 5481, Class HZ, 5.50%, 12/25/54	9,160	9,305,425
Series 5489, Class S, 7.486%, (15.62% - 30-day SOFR Average x 2.20), 1/25/55(6)	10,481	10,854,304
Series 5491, Class CZ, 5.50%, 1/25/55	14,100	14,355,133
Series 5493, Class KZ, 5.50%, 1/25/55	16,388	16,634,979
Series 5499, Class HZ, 5.50%, 2/25/55	7,831	7,720,307
Series 5499, Class MZ, 6.00%, 2/25/55	26,542	27,530,714
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5500, Class EZ, 5.50%, 1/25/54	$13,131	$ 13,116,117
Series 5500, Class SC, 9.908%, (21.00% - 30-day SOFR Average x 3.00), 10/25/54(6)	28,104	30,466,432
Series 5500, Class ZG, 5.50%, 10/25/54	20,231	20,540,667
Series 5502, Class DZ, 5.50%, 2/25/55	23,241	23,603,265
Series 5508, Class AS, 9.908%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(6)	28,033	30,504,189
Series 5508, Class DS, 9.908%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(6)	9,871	10,902,459
Series 5508, Class SC, 9.908%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(6)	26,605	29,201,007
Series 5510, Class GZ, 5.50%, 2/25/55	18,433	18,714,646
Series 5511, Class LT, 7.647%, (30-day SOFR Average + 3.95%), 3/25/55(2)	5,210	5,374,378
Series 5511, Class SQ, 8.611%, (23.40% - 30-day SOFR Average x 4.00), 3/25/55(6)	16,330	16,912,302
Series 5511, Class TE, 7.647%, (30-day SOFR Average + 3.95%), 3/25/55(2)	2,466	2,537,823
Series 5513, Class GZ, 5.50%, 6/25/54	41,955	42,073,018
Series 5513, Class MQ, 7.647%, (30-day SOFR Average + 3.95%), 6/25/54(2)	64,991	65,959,041
Series 5516, Class HZ, 6.00%, 3/25/55	26,410	27,582,141
Series 5516, Class MC, 6.997%, (30-day SOFR Average + 3.30%), 3/25/55(6)	8,661	8,828,462
Series 5517, Class NA, 7.647%, (30-day SOFR Average + 3.95%), 3/25/55(2)	6,384	6,559,163
Series 5522, Class AZ, 5.50%, 3/25/55	71,893	72,205,799
Series 5535, Class MB, 7.747%, (30-day SOFR Average + 4.05%), 5/25/55(6)	13,377	13,682,613
Series 5544, Class CZ, 6.00%, 5/25/55	52,035	54,150,076
Series 5545, Class DZ, 6.00%, 6/25/55	50,995	53,103,671
Series 5549, Class MB, 8.397%, (30-day SOFR Average + 4.70%), 2/25/55(2)	7,436	7,530,988
Series 5557, Class UM, 7.837%, (30-day SOFR Average + 4.14%), 6/25/55(6)	9,448	9,610,768
Series 5563, Class TB, 8.25%, (21.15% - 30-day SOFR Average x 3.00), 6/25/55(6)	41,767	43,076,426
Series 5563, Class TV, 8.16%, (21.06% - 30-day SOFR Average x 3.00), 8/25/55(6)	26,708	27,559,413
Series 5572, Class GZ, 6.00%, 9/25/55	9,859	10,268,135
Series 5575, Class TA, 8.25%, (21.15% - 30-day SOFR Average x 3.00), 9/25/55(6)	38,232	39,548,521
Series 5592, Class TE, 7.20%, (21.30% - 30-day SOFR Average x 3.00), 10/25/55(6)	10,467	10,722,549
Series 5592, Class ZC, 6.00%, 5/25/55	3,747	3,745,311
Series 5594, Class Z, 6.00%, 11/25/53	4,564	4,551,839
Series 5604, Class SQ, 10.19%, (30.525% - 30-day SOFR Average x 5.50), 12/25/55(6)	22,232	24,069,208
Series 5623, Class UZ, 6.00%, 8/25/55	10,000	9,955,110
Interest Only:(7)
Series 380, Class C1, 3.00%, 1/25/50	25,487	4,509,593

Global Opportunities Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 380, Class C5, 3.50%, 1/25/50	$7,732	$ 1,506,308
Series 2956, Class SL, 3.178%, (6.886% - 30-day SOFR Average), 6/15/32(6)	253	17,779
Series 3114, Class TS, 2.828%, (6.536% - 30-day SOFR Average), 9/15/30(6)	320	10,131
Series 3153, Class JI, 2.798%, (6.506% - 30-day SOFR Average), 5/15/36(6)	715	48,757
Series 4007, Class JI, 4.00%, 2/15/42	411	59,561
Series 4067, Class JI, 3.50%, 6/15/27	252	4,129
Series 4070, Class S, 2.278%, (5.986% - 30-day SOFR Average), 6/15/32(6)	2,819	156,627
Series 4095, Class HS, 2.278%, (5.986% - 30-day SOFR Average), 7/15/32(6)	369	11,988
Series 4109, Class ES, 2.328%, (6.036% - 30-day SOFR Average), 12/15/41(6)	81	8,735
Series 4109, Class SA, 2.378%, (6.086% - 30-day SOFR Average), 9/15/32(6)	1,304	76,078
Series 4149, Class S, 2.428%, (6.136% - 30-day SOFR Average), 1/15/33(6)	901	54,045
Series 4163, Class GS, 2.378%, (6.086% - 30-day SOFR Average), 11/15/32(6)	813	49,794
Series 4169, Class AS, 2.428%, (6.136% - 30-day SOFR Average), 2/15/33(6)	1,019	62,504
Series 4188, Class AI, 3.50%, 4/15/28	124	1,282
Series 4189, Class SQ, 2.328%, (6.036% - 30-day SOFR Average), 12/15/42(6)	407	42,943
Series 4203, Class QS, 2.428%, (6.136% - 30-day SOFR Average), 5/15/43(6)	952	69,263
Series 4332, Class IK, 4.00%, 4/15/44	391	68,575
Series 4343, Class PI, 4.00%, 5/15/44	1,042	192,105
Series 4370, Class IO, 3.50%, 9/15/41	22	97
Series 4381, Class SK, 2.328%, (6.036% - 30-day SOFR Average), 6/15/44(6)	1,089	93,282
Series 4388, Class MS, 2.278%, (5.986% - 30-day SOFR Average), 9/15/44(6)	1,070	112,080
Series 4408, Class IP, 3.50%, 4/15/44	1,555	181,389
Series 4497, Class CS, 2.378%, (6.086% - 30-day SOFR Average), 9/15/44(6)	598	18,160
Series 4507, Class MI, 3.50%, 8/15/44	251	6,742
Series 4507, Class SJ, 2.358%, (6.066% - 30-day SOFR Average), 9/15/45(6)	2,843	322,079
Series 4520, Class PI, 4.00%, 8/15/45	6,136	721,229
Series 4528, Class BS, 2.328%, (6.036% - 30-day SOFR Average), 7/15/45(6)	1,321	115,786
Series 4629, Class QI, 3.50%, 11/15/46	1,449	258,422
Series 4637, Class IP, 3.50%, 4/15/44	44	362
Series 4644, Class TI, 3.50%, 1/15/45	1,181	145,005
Series 4744, Class IO, 4.00%, 11/15/47	1,320	267,853
Series 4749, Class IL, 4.00%, 12/15/47	1,046	212,659
Series 4768, Class IO, 4.00%, 3/15/48	1,290	262,197
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 5051, Class S, 0.00%, (3.60% - 30-day SOFR Average, Floor 0.00%), 12/25/50(6)	$15,736	$ 403,567
Series 5070, Class CI, 2.00%, 2/25/51	33,890	4,497,740
Series 5156, Class IP, 3.00%, 12/25/49	16,732	2,608,755
Series 5236, Class TI, 3.00%, 1/25/51	61,187	10,448,309
Series 5293, Class CI, 2.50%, 4/25/51	23,974	3,799,357
Principal Only:(8)
Series 4417, Class KO, 0.00%, 12/15/43	514	366,664
Series 4478, Class PO, 0.00%, 5/15/45	725	538,738
Series 5357, Class EO, 0.00%, 11/25/53	3,605	3,127,708
Series 5473, Class AO, 0.00%, 11/25/54	8,104	6,558,077
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-HQA3, Class B2, 11.312%, (30-day SOFR Average + 7.614%), 9/25/49(1)(2)	1,250	1,407,200
Series 2020-DNA6, Class B2, 9.347%, (30-day SOFR Average + 5.65%), 12/25/50(1)(2)	6,900	7,972,789
Series 2021-DNA2, Class B2, 9.697%, (30-day SOFR Average + 6.00%), 8/25/33(1)(2)	6,610	8,277,213
Series 2021-DNA3, Class B2, 9.947%, (30-day SOFR Average + 6.25%), 10/25/33(1)(2)	6,500	8,262,864
Series 2021-DNA5, Class B2, 9.197%, (30-day SOFR Average + 5.50%), 1/25/34(1)(2)	53,570	65,009,825
Series 2021-DNA6, Class B2, 11.197%, (30-day SOFR Average + 7.50%), 10/25/41(1)(2)	21,140	22,082,108
Series 2021-HQA1, Class B2, 8.697%, (30-day SOFR Average + 5.00%), 8/25/33(1)(2)	35,825	42,147,507
Series 2021-HQA2, Class B2, 9.147%, (30-day SOFR Average + 5.45%), 12/25/33(1)(2)	4,425	5,320,765
Series 2022-DNA4, Class B2, 13.947%, (30-day SOFR Average + 10.25%), 5/25/42(1)(2)	32,500	36,008,755
Series 2022-DNA5, Class B2, 16.597%, (30-day SOFR Average + 12.90%), 6/25/42(1)(2)	30,359	34,915,935
Federal National Mortgage Association:
Series 2009-62, Class WA, 5.585%, 8/25/39(4)	258	261,943
Series 2013-6, Class TA, 1.50%, 1/25/43	310	281,358
Series 2021-56, Class GZ, 3.00%, 7/25/51	1,448	931,954
Series 2023-12, Class LW, 6.00%, 4/25/53	11,482	11,939,942
Series 2023-12, Class ZB, 6.00%, 4/25/53	5,267	5,489,925
Series 2023-14, Class EL, 6.00%, 4/25/53	63,163	65,841,894
Series 2024-39, Class HS, 6.733%, (17.825% - 30-day SOFR Average x 3.00), 6/25/54(6)	8,258	8,274,609

Global Opportunities Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
Series 2024-87, Class LZ, 6.00%, 12/25/54	$1,833	$ 1,894,277
Series 2024-90, Class ES, 7.486%, (15.62% - 30-day SOFR Average x 2.20), 10/25/54(6)	40,446	43,214,305
Series 2024-98, Class S, 7.486%, (15.62% - 30-day SOFR Average x 2.20), 1/25/55(6)	11,011	11,399,759
Series 2024-102, Class SA, 7.486%, (15.62% - 30-day SOFR Average x 2.20), 1/25/55(6)	16,314	16,945,450
Series 2024-105, Class AS, 8.26%, (21.817% - 30-day SOFR Average x 3.667), 1/25/55(6)	18,828	19,714,537
Series 2024-105, Class KT, 0.125%, 1/25/55	28,077	24,593,247
Series 2025-3, Class BZ, 5.50%, 2/25/55	3,173	3,153,905
Series 2025-4, Class BZ, 5.50%, 7/25/54	11,657	11,833,531
Series 2025-4, Class HZ, 5.50%, 9/25/54	19,239	19,532,171
Series 2025-5, Class GZ, 6.00%, 2/25/55	1,062	1,106,673
Series 2025-7, Class EZ, 5.50%, 2/25/55	10,408	10,556,864
Series 2025-10, Class AS, 10.058%, (21.15% - 30-day SOFR Average x 3.00), 2/25/55(6)	10,421	11,354,957
Series 2025-12, Class ES, 10.058%, (21.15% - 30-day SOFR Average x 3.00), 3/25/55(6)	19,076	20,746,096
Series 2025-12, Class FM, 7.697%, (30-day SOFR Average + 4.00%), 3/25/55(2)	8,710	9,010,251
Series 2025-13, Class BZ, 5.50%, 3/25/55	21,265	21,356,560
Series 2025-15, Class FM, 7.547%, (30-day SOFR Average + 3.85%), 4/25/55(2)	8,249	8,542,861
Series 2025-19, Class DZ, 5.50%, 3/25/55	8,380	8,390,654
Series 2025-29, Class MH, 7.747%, (30-day SOFR Average + 4.05%), 2/25/55(2)	12,094	12,410,486
Series 2025-35, Class MT, 8.697%, (30-day SOFR Average + 5.00%), 5/25/55(2)	12,058	12,360,514
Series 2025-40, Class SG, 9.045%, (21.193% - 30-day SOFR Average x 3.286), 2/25/55(6)	28,362	29,708,720
Series 2025-40, Class SZ, 6.00%, 10/25/54	3,801	3,806,676
Series 2025-85, Class TH, 7.20%, (21.30% - 30-day SOFR Average x 3.00), 10/25/55(6)	49,384	50,546,669
Series 2025-85, Class TN, 6.60%, (36.60% - 30-day SOFR Average x 6.00), 10/25/55(6)	27,894	27,784,953
Series 2025-97, Class CZ, 6.00%, 11/25/55	2,100	2,095,032
Series 2025-97, Class ZD, 6.00%, 11/25/55	5,983	5,932,415
Interest Only:(7)
Series 2004-46, Class SI, 2.188%, (5.886% - 30-day SOFR Average), 5/25/34(6)	424	16,060
Series 2005-17, Class SA, 2.888%, (6.586% - 30-day SOFR Average), 3/25/35(6)	603	50,000
Series 2005-105, Class S, 2.888%, (6.586% - 30-day SOFR Average), 12/25/35(6)	498	37,661
Series 2006-44, Class IS, 2.788%, (6.486% - 30-day SOFR Average), 6/25/36(6)	454	36,766
Series 2006-65, Class PS, 3.408%, (7.106% - 30-day SOFR Average), 7/25/36(6)	447	47,438
Series 2006-96, Class SN, 3.388%, (7.086% - 30-day SOFR Average), 10/25/36(6)	399	27,967
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2006-104, Class SD, 2.828%, (6.526% - 30-day SOFR Average), 11/25/36(6)	$490	$ 39,897
Series 2006-104, Class SE, 2.818%, (6.516% - 30-day SOFR Average), 11/25/36(6)	327	25,980
Series 2007-50, Class LS, 2.638%, (6.336% - 30-day SOFR Average), 6/25/37(6)	763	71,701
Series 2008-26, Class SA, 2.388%, (6.086% - 30-day SOFR Average), 4/25/38(6)	800	68,251
Series 2008-61, Class S, 2.288%, (5.986% - 30-day SOFR Average), 7/25/38(6)	1,244	69,053
Series 2011-101, Class IC, 3.50%, 10/25/26	3	5
Series 2011-101, Class IE, 3.50%, 10/25/26	3	5
Series 2011-104, Class IM, 3.50%, 10/25/26	37	246
Series 2012-52, Class DI, 3.50%, 5/25/27	235	2,493
Series 2012-124, Class IO, 1.646%, 11/25/42(4)	1,574	64,652
Series 2012-139, Class LS, 2.235%, (6.036% - 30-day SOFR Average), 12/25/42(6)	1,971	257,594
Series 2012-147, Class SA, 2.288%, (5.986% - 30-day SOFR Average), 1/25/43(6)	2,155	217,672
Series 2012-150, Class PS, 2.338%, (6.036% - 30-day SOFR Average), 1/25/43(6)	3,072	323,387
Series 2012-150, Class SK, 2.338%, (6.036% - 30-day SOFR Average), 1/25/43(6)	3,401	374,911
Series 2013-11, Class IO, 4.00%, 1/25/43	5,341	583,708
Series 2013-12, Class SP, 1.838%, (5.536% - 30-day SOFR Average), 11/25/41(6)	176	2,522
Series 2013-15, Class DS, 2.388%, (6.086% - 30-day SOFR Average), 3/25/33(6)	1,791	108,882
Series 2013-23, Class CS, 2.438%, (6.136% - 30-day SOFR Average), 3/25/33(6)	947	58,556
Series 2013-64, Class PS, 2.438%, (6.136% - 30-day SOFR Average), 4/25/43(6)	1,275	99,765
Series 2013-66, Class JI, 3.00%, 7/25/43	2,437	361,132
Series 2013-75, Class SC, 2.438%, (6.136% - 30-day SOFR Average), 7/25/42(6)	1,064	22,290
Series 2014-32, Class EI, 4.00%, 6/25/44	601	109,939
Series 2014-41, Class SA, 2.238%, (5.936% - 30-day SOFR Average), 7/25/44(6)	953	128,565
Series 2014-43, Class PS, 2.288%, (5.986% - 30-day SOFR Average), 3/25/42(6)	662	39,079
Series 2014-55, Class IN, 3.50%, 7/25/44	1,387	252,206
Series 2014-67, Class IH, 4.00%, 10/25/44	1,036	216,897
Series 2014-80, Class CI, 3.50%, 12/25/44	756	142,514
Series 2014-89, Class IO, 3.50%, 1/25/45	1,377	257,661
Series 2015-6, Class IM, 0.251%, (5.181% - 30-day SOFR Average x 1.333), 6/25/43(6)	1,960	65,939
Series 2015-14, Class KI, 3.00%, 3/25/45	1,831	286,672
Series 2015-22, Class GI, 3.50%, 4/25/45	438	78,750
Series 2015-31, Class SG, 2.288%, (5.986% - 30-day SOFR Average), 5/25/45(6)	2,166	312,522
Series 2015-36, Class IL, 3.00%, 6/25/45	1,212	170,349

Global Opportunities Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2015-52, Class MI, 3.50%, 7/25/45	$2,367	$ 443,045
Series 2015-93, Class BS, 2.338%, (6.036% - 30-day SOFR Average), 8/25/45(6)	975	73,686
Series 2018-21, Class IO, 3.00%, 4/25/48	3,188	523,302
Series 2021-94, Class CI, 3.00%, 1/25/52	9,225	1,534,081
Series 2023-39, Class AI, 2.00%, 7/25/52	84,262	10,747,633
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R06, Class 2B1, 7.562%, (30-day SOFR Average + 3.864%), 9/25/39(1)(2)	706	718,456
Series 2021-R01, Class 1B2, 9.697%, (30-day SOFR Average + 6.00%), 10/25/41(1)(2)	8,500	8,785,393
FIGRE Trust:
Series 2023-HE2, Class A, 6.512%, 5/25/53(1)(4)	3,227	3,325,130
Series 2023-HE3, Class A, 6.436%, 11/25/53(1)(4)	3,289	3,395,443
Series 2024-HE1, Class C, 6.749%, 3/25/54(1)(4)	941	971,332
Series 2024-HE2, Class C, 6.72%, 5/25/54(1)(4)	1,291	1,329,295
Flagstar Mortgage Trust, Series 2023-6INV, Class B4, 3.477%, 8/25/51(1)(4)	3,986	3,358,650
FREED Mortgage Trust, Series 2022-HE1, Class A, 7.00%, 10/25/37(1)(4)	1,278	1,316,393
GMAC Financiera SA de CV Sociedad Financiera de Objeto Ltdo, Series 2007-2U, Class A, 3.99%, 3/25/36	619,665	6,737,026
Government National Mortgage Association:
Series 2021-139, Class ZJ, 2.50%, 8/20/51	1,804	1,148,905
Series 2022-31, Class ZD, 3.00%, 2/20/52	302	173,431
Series 2022-173, Class S, 9.156%, (22.733% - 30-day SOFR Average x 3.667), 10/20/52(6)	5,357	5,873,608
Series 2022-189, Class US, 9.156%, (22.733% - 30-day SOFR Average x 3.667), 11/20/52(6)	7,963	8,741,730
Series 2022-195, Class AS, 9.424%, (23.125% - 30-day SOFR Average x 3.70), 11/20/52(6)	3,709	4,172,103
Series 2022-197, Class SW, 7.433%, (16.32% - 30-day SOFR Average x 2.40), 11/20/52(6)	5,082	5,292,678
Series 2023-53, Class AL, 5.50%, 4/20/53	20,000	20,510,304
Series 2023-53, Class SE, 8.972%, (22.55% - 30-day SOFR Average x 3.667), 4/20/53(6)	10,719	11,575,321
Series 2023-56, Class ZE, 6.00%, 4/20/53	18,650	19,414,915
Series 2023-63, Class LB, 6.00%, 5/20/53	12,347	12,888,618
Series 2023-63, Class S, 8.972%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(6)	20,940	22,600,539
Series 2023-64, Class LB, 6.00%, 5/20/53	5,036	5,257,401
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2023-65, Class SB, 8.972%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(6)	$4,853	$ 5,186,391
Series 2023-65, Class SD, 8.972%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(6)	10,318	11,250,590
Series 2023-66, Class S, 8.972%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(6)	3,870	4,171,867
Series 2023-66, Class SD, 8.972%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(6)	3,454	3,723,881
Series 2023-83, Class S, 8.871%, (22.868% - 30-day SOFR Average x 3.78), 6/20/53(6)	4,418	4,759,056
Series 2023-84, Class MW, 6.00%, 6/20/53	5,478	5,665,821
Series 2023-84, Class SN, 8.797%, (22.387% - 30-day SOFR Average x 3.67), 6/20/53(6)	4,599	4,936,204
Series 2023-89, Class SD, 8.606%, (22.183% - 30-day SOFR Average x 3.667), 6/20/53(6)	6,458	6,848,030
Series 2023-96, Class BL, 6.00%, 7/20/53	10,000	10,446,940
Series 2023-96, Class DB, 6.00%, 7/20/53	8,000	8,350,608
Series 2023-97, Class CB, 6.00%, 7/20/53	20,000	20,799,250
Series 2023-99, Class AL, 6.00%, 7/20/53	3,000	3,131,471
Series 2023-100, Class AY, 6.00%, 7/20/53	13,236	13,815,179
Series 2023-100, Class JL, 6.00%, 7/20/53	11,099	11,593,949
Series 2023-107, Class DZ, 5.50%, 7/20/53	7,847	7,978,052
Series 2023-116, Class CY, 6.00%, 8/20/53	2,618	2,732,505
Series 2023-133, Class S, 10.491%, (21.60% - 30-day SOFR Average x 3.00), 9/20/53(6)	7,690	8,594,484
Series 2023-146, Class BY, 6.00%, 10/20/53	5,318	5,539,297
Series 2023-149, Class S, 10.341%, (21.45% - 30-day SOFR Average x 3.00), 10/20/53(6)	4,412	4,912,350
Series 2023-150, Class AS, 13.271%, (27.528% - 30-day SOFR Average x 3.85), 10/20/53(6)	1,608	1,892,424
Series 2023-150, Class ZH, 6.00%, 10/20/53	2,540	2,659,983
Series 2023-151, Class DZ, 6.00%, 10/20/53	6,445	6,714,256
Series 2023-153, Class SM, 13.188%, (28.00% - 30-day SOFR Average x 4.00), 10/20/53(6)	4,904	5,748,226
Series 2023-164, Class EL, 6.00%, 11/20/53	9,325	9,726,253
Series 2023-165, Class DY, 6.00%, 11/20/53	81,056	83,920,932
Series 2023-165, Class EY, 6.50%, 11/20/53	25,000	26,313,664
Series 2023-169, Class JW, 6.50%, 11/20/53	5,000	5,283,798
Series 2023-173, Class AX, 6.00%, 11/20/53	8,555	8,922,250
Series 2023-182, Class EL, 6.00%, 12/20/53	12,883	13,416,734
Series 2023-186, Class HL, 6.00%, 12/20/53	5,445	5,693,831
Series 2023-186, Class ZM, 5.50%, 12/20/53	33,633	34,350,940
Series 2024-1, Class GL, 6.00%, 1/20/54	2,500	2,608,212
Series 2024-3, Class CY, 6.00%, 1/20/54	2,073	2,162,270
Series 2024-6, Class CB, 6.00%, 1/20/54	5,000	5,203,135
Series 2024-6, Class LB, 6.00%, 1/20/54	6,784	7,081,356
Series 2024-14, Class CY, 5.50%, 1/20/54	12,142	12,443,360

Global Opportunities Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2024-23, Class KZ, 5.50%, 2/20/54	$11,109	$ 11,341,874
Series 2024-24, Class NZ, 6.00%, 2/20/54	3,869	4,013,131
Series 2024-25, Class GL, 6.00%, 2/20/54	2,804	2,926,408
Series 2024-26, Class NZ, 6.00%, 2/20/54	16,056	16,785,194
Series 2024-40, Class DB, 6.00%, 1/20/54	1,906	1,988,595
Series 2024-42, Class DZ, 6.00%, 3/20/54	9,721	9,942,980
Series 2024-44, Class LM, 6.00%, 3/20/54	24,976	26,053,445
Series 2024-44, Class ML, 6.00%, 3/20/54	10,835	11,302,500
Series 2024-45, Class DN, 6.00%, 3/20/54	4,214	4,398,387
Series 2024-46, Class AL, 6.00%, 3/20/54	30,945	32,282,058
Series 2024-59, Class LG, 6.00%, 4/20/54	12,663	13,210,520
Series 2024-81, Class HZ, 6.00%, 5/20/54	6,265	6,551,681
Series 2024-95, Class GZ, 5.50%, 6/20/54	10,642	10,879,479
Series 2024-99, Class DZ, 6.00%, 6/20/54	4,048	4,234,639
Series 2024-108, Class KZ, 6.00%, 7/20/54	41,814	43,729,383
Series 2024-112, Class EZ, 6.00%, 7/20/54	2,407	2,517,456
Series 2024-112, Class LZ, 6.00%, 7/20/54	3,046	3,183,693
Series 2024-126, Class KY, 6.00%, 8/20/54	5,176	5,279,079
Series 2024-126, Class ZB, 6.00%, 8/20/54	8,459	8,846,081
Series 2024-127, Class UZ, 6.00%, 8/20/54	17,840	18,340,016
Series 2024-127, Class ZQ, 5.00%, 8/20/54	6,382	6,350,570
Series 2024-131, Class TL, 6.00%, 8/20/54	5,100	5,213,846
Series 2024-132, Class AZ, 6.00%, 8/20/54	5,314	5,549,110
Series 2024-148, Class GB, 6.00%, 9/20/54	6,818	7,074,436
Series 2024-148, Class LZ, 5.50%, 9/20/54	16,281	16,555,888
Series 2024-167, Class LZ, 5.50%, 10/20/54	8,996	9,133,844
Series 2024-167, Class MZ, 5.50%, 10/20/54	5,490	5,579,675
Series 2024-167, Class NZ, 6.00%, 10/20/54	1,377	1,439,867
Series 2024-172, Class BZ, 5.50%, 10/20/54	9,251	9,405,688
Series 2024-183, Class ZA, 6.00%, 8/20/54	6,766	7,077,114
Series 2024-196, Class Z, 5.50%, 12/20/54	3,054	3,080,101
Series 2025-39, Class CM, 7.603%, (30-day SOFR Average + 3.90%), 3/20/55(2)	19,915	20,647,799
Series 2025-41, Class MT, 6.636%, (30-day SOFR Average + 2.933%), 3/20/65(2)	18,310	18,609,246
Series 2025-41, Class QM, 7.603%, (30-day SOFR Average + 3.90%), 3/20/55(2)	8,217	8,519,934
Series 2025-44, Class HZ, 6.00%, 3/20/55	5,662	5,917,878
Series 2025-62, Class FM, 7.903%, (30-day SOFR Average + 4.20%), 4/20/55(2)	29,593	30,607,723
Series 2025-62, Class MF, 7.903%, (30-day SOFR Average + 4.20%), 4/20/55(2)	12,669	12,971,268
Series 2025-63, Class FT, 8.00%, (26.40% - 30-day SOFR Average x 4.00, Cap 8.00%), 4/20/55(6)	8,361	8,592,609
Series 2025-64, Class FM, 7.963%, (30-day SOFR Average + 4.26%), 4/20/55(2)	16,644	17,218,151
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2025-69, Class VN, 10.00%, (68.667% - 30-day SOFR Average x 13.333, Cap 10.00%), 4/20/55(6)	$12,403	$ 12,937,718
Series 2025-82, Class FL, 8.203%, (30-day SOFR Average + 4.50%), 5/20/55(2)	5,003	5,175,907
Series 2025-83, Class MU, 8.003%, (30-day SOFR Average + 4.30%), 4/20/55(2)	20,566	21,061,826
Series 2025-90, Class MB, 8.003%, (30-day SOFR Average + 4.30%), 5/20/55(2)	15,234	15,621,471
Series 2025-98, Class GT, 8.40%, (21.30% - 30-day SOFR Average x 3.00), 6/20/55(6)	66,845	70,003,973
Series 2025-98, Class TA, 8.70%, (34.50% - 30-day SOFR Average x 6.00), 6/20/55(6)	16,146	16,747,664
Series 2025-98, Class TE, 8.40%, (25.60% - 30-day SOFR Average x 4.00), 6/20/55(6)	16,469	17,106,643
Series 2025-98, Class TK, 8.52%, (25.72% - 30-day SOFR Average x 4.00), 6/20/55(6)	10,172	10,623,549
Series 2025-105, Class TA, 8.40%, (25.60% - 30-day SOFR Average x 4.00), 6/20/55(6)	31,094	32,358,340
Series 2025-105, Class TM, 8.40%, (21.30% - 30-day SOFR Average x 3.00), 6/20/55(6)	35,844	37,443,251
Series 2025-110, Class DT, 8.40%, (21.30% - 30-day SOFR Average x 3.00), 6/20/55(6)	24,542	25,604,449
Series 2025-114, Class GT, 8.40%, (21.30% - 30-day SOFR Average x 3.00), 7/20/55(6)	100,107	104,559,794
Series 2025-115, Class F, 8.40%, (21.30% - 30-day SOFR Average x 3.00), 7/20/55(6)	43,695	45,644,388
Series 2025-118, Class SP, 8.40%, (21.30% - 30-day SOFR Average x 3.00), 7/20/55(6)	27,338	27,565,800
Series 2025-134, Class GZ, 6.00%, 8/20/55	4,032	4,092,349
Series 2025-139, Class MT, 7.003%, (30-day SOFR Average + 3.30%), 4/20/55(2)	8,902	9,093,818
Series 2025-150, Class GZ, 6.00%, 8/20/55	3,089	3,091,913
Series 2025-174, Class TC, 7.60%, (26.40% - 30-day SOFR Average x 4.00), 10/20/55(6)	29,886	30,992,865
Series 2025-174, Class TH, 7.50%, (36.00% - 30-day SOFR Average x 6.00), 9/20/55(6)	14,485	14,919,173
Series 2025-205, Class SP, 9.609%, (29.975% - 30-day SOFR Average x 5.50), 11/20/55(6)	105,557	115,559,381
Series 2026-5, Class PS, 9.009%, (29.975% - 30-day SOFR Average x 5.50), 1/20/56(6)	111,793	122,416,383
Series 2026-5, Class QS, 9.86%, (30.25% - 30-day SOFR Average x 5.50), 1/20/56(6)	89,280	98,799,810
Series 2026-28, Class PS, (30.25% - 30-day SOFR Average x 5.50), 2/20/56(9)	45,862	51,515,395
Interest Only:(7)
Series 2014-68, Class KI, 1.092%, 10/20/42(4)	1,729	60,139
Series 2017-104, Class SD, 2.41%, (6.086% - 1 mo. SOFR), 7/20/47(6)	3,373	406,023
Series 2017-121, Class DS, 0.71%, (4.386% - 1 mo. SOFR), 8/20/47(6)	2,249	92,530

Global Opportunities Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2017-137, Class AS, 0.71%, (4.386% - 1 mo. SOFR), 9/20/47(6)	$3,035	$ 122,737
Series 2020-116, Class MI, 2.00%, 8/20/50	14,273	1,804,656
Series 2020-134, Class LI, 2.50%, 9/20/50	5,987	868,270
Series 2020-146, Class IQ, 2.00%, 10/20/50	14,610	1,785,194
Series 2020-146, Class QI, 2.00%, 10/20/50	7,775	944,730
Series 2020-149, Class NI, 2.50%, 10/20/50	11,509	1,793,423
Series 2020-151, Class AI, 2.00%, 10/20/50	43,595	5,528,856
Series 2020-151, Class HI, 2.50%, 10/20/50	999	155,420
Series 2020-154, Class PI, 2.50%, 10/20/50	10,191	1,565,958
Series 2020-167, Class KI, 2.00%, 11/20/50	24,279	2,974,359
Series 2020-173, Class DI, 2.00%, 11/20/50	18,253	2,317,255
Series 2020-176, Class HI, 2.50%, 11/20/50	24,896	3,848,018
Series 2020-185, Class BI, 2.00%, 12/20/50	6,232	795,187
Series 2020-191, Class AI, 2.00%, 12/20/50	23,414	2,966,311
Series 2021-15, Class AI, 2.00%, 1/20/51	26,599	3,403,386
Series 2021-23, Class TI, 2.50%, 2/20/51	9,573	1,456,438
Series 2021-30, Class AI, 2.00%, 2/20/51	3,333	430,774
Series 2021-46, Class IM, 2.50%, 3/20/51	2,156	322,790
Series 2021-56, Class SE, 0.00%, (2.30% - 30-day SOFR Average, Floor 0.00%), 10/20/50(6)	4,454	20,087
Series 2021-77, Class SB, 0.00%, (3.636% - 1 mo. SOFR, Floor 0.00%), 5/20/51(6)	10,037	202,410
Series 2021-97, Class IG, 2.50%, 8/20/49	29,169	3,392,899
Series 2021-114, Class MI, 3.00%, 6/20/51	7,368	1,230,081
Series 2021-121, Class TI, 3.00%, 7/20/51	26,008	3,436,101
Series 2021-122, Class NI, 3.00%, 7/20/51	4,919	824,321
Series 2021-125, Class SA, 0.00%, (3.636% - 1 mo. SOFR, Floor 0.00%), 7/20/51(6)	13,367	305,181
Series 2021-154, Class MI, 3.00%, 9/20/51	35,846	5,003,323
Series 2021-160, Class IT, 2.50%, 9/20/51	13,804	1,551,974
Series 2021-175, Class AS, 0.00%, (1.686% - 1 mo. SOFR, Floor 0.00%), 10/20/51(6)	21,841	41,002
Series 2021-175, Class SB, 0.00%, (1.686% - 1 mo. SOFR, Floor 0.00%), 10/20/51(6)	11,009	20,642
Series 2021-193, Class IU, 3.00%, 11/20/49	32,801	4,589,248
Series 2021-193, Class YS, 0.00%, (2.45% - 30-day SOFR Average, Floor 0.00%), 11/20/51(6)	20,673	113,644
Series 2021-201, Class PI, 3.00%, 11/20/51	19,642	2,227,886
Series 2021-209, Class IW, 3.00%, 11/20/51	14,445	1,913,584
Series 2022-104, Class IO, 2.50%, 6/20/51	20,131	2,897,880
Series 2022-119, Class CS, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 7/20/52(6)	160,024	833,983
Series 2022-119, Class SC, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 7/20/52(6)	17,780	92,665
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2022-119, Class TA, 0.197%, (3.90% - 30-day SOFR Average), 7/20/52(6)	$35,561	$ 476,019
Series 2022-119, Class TI, 0.147%, (3.85% - 30-day SOFR Average), 7/20/52(6)	355,610	4,387,726
Series 2022-126, Class AS, 0.00%, (3.69% - 30-day SOFR Average, Floor 0.00%), 7/20/52(6)	47,719	623,915
Series 2022-126, Class SC, 0.027%, (3.73% - 30-day SOFR Average), 7/20/52(6)	35,561	491,869
Series 2022-135, Class SA, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 6/20/52(6)	103,073	668,024
Series 2023-13, Class SA, 1.697%, (5.40% - 30-day SOFR Average), 1/20/53(6)	6,466	235,618
Series 2023-19, Class SD, 2.597%, (6.30% - 30-day SOFR Average), 2/20/53(6)	10,769	653,709
Series 2023-20, Class HS, 2.597%, (6.30% - 30-day SOFR Average), 2/20/53(6)	7,404	450,276
Series 2023-22, Class ES, 2.597%, (6.30% - 30-day SOFR Average), 2/20/53(6)	9,872	600,368
Series 2023-22, Class SA, 1.997%, (5.70% - 30-day SOFR Average), 2/20/53(6)	12,596	562,643
Series 2023-24, Class SB, 1.447%, (5.15% - 30-day SOFR Average), 2/20/53(6)	19,743	678,573
Series 2023-24, Class SG, 2.597%, (6.30% - 30-day SOFR Average), 2/20/53(6)	9,872	599,676
Series 2023-32, Class SA, 2.597%, (6.30% - 30-day SOFR Average), 2/20/53(6)	33,316	2,023,908
Series 2023-38, Class LS, 2.597%, (6.30% - 30-day SOFR Average), 3/20/53(6)	31,535	1,866,738
Series 2023-38, Class SD, 2.547%, (6.25% - 30-day SOFR Average), 3/20/53(6)	38,727	2,175,596
Series 2023-38, Class SG, 2.497%, (6.20% - 30-day SOFR Average), 3/20/53(6)	24,750	1,448,562
Series 2023-47, Class HS, 2.597%, (6.30% - 30-day SOFR Average), 3/20/53(6)	10,512	622,246
Series 2023-47, Class SC, 2.547%, (6.25% - 30-day SOFR Average), 3/20/53(6)	15,793	926,024
Series 2023-53, Class SK, 2.497%, (6.20% - 30-day SOFR Average), 4/20/53(6)	21,249	1,225,937
Series 2024-64, Class EI, 6.50%, 4/20/64	9,774	1,507,693
GS Mortgage-Backed Securities Trust:
Series 2022-PJ6, Class B4, 3.189%, 1/25/53(1)(4)	1,828	1,162,469
Series 2024-PJ1, Class B3, 6.973%, 6/25/54(1)(4)	5,603	5,714,408
Series 2025-PJ8, Class B3, 6.553%, 2/25/56(1)(4)	3,411	3,329,950
Series 2025-NQM2, Class B1, 7.345%, 6/25/65(1)(4)	850	875,803
JPM Lending Facility, 10.671%, (SOFR + 7.00%), 7/15/29(2)	60,225	60,586,350
LHOME Mortgage Trust, Series 2023-RTL4, Class A1, 7.628% to 2/25/26, 11/25/28(1)(5)	11,783	11,814,870

Global Opportunities Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
loanDepot FAMSR Master Trust, Series 2025-FT1, Class A, 6.423%, (1 mo. SOFR + 2.75%), 12/19/30(1)(2)	$95,000	$ 95,585,019
LoanDepot GMSR Master Trust:
Series 2025-GT2, Class A, 6.823%, (1 mo. SOFR + 3.15%), 7/16/30(1)(2)	20,000	20,335,408
Series 2025-GT2, Class B, 7.523%, (1 mo. SOFR + 3.85%), 7/16/30(1)(2)	12,000	12,059,867
Mello Warehouse Securitization Trust, Series 2025-1, Class F, 10.173%, (1 mo. SOFR + 6.50%), 5/25/59(1)(2)	9,000	9,065,599
MFRA Trust, Series 2025-NQM1, Class B1, 7.034%, 3/25/70(1)(4)	2,736	2,751,047
NRZ Excess Spread-Collateralized Notes, Series 2025-FHT1, Class A, 6.545%, 3/25/32(1)	49,934	50,987,026
Onity Loan Investment Trust:
Series 2024-HB2, Class M3, 5.00%, 8/25/37(1)(4)	1,500	1,472,687
Series 2024-HB2, Class M4, 5.00%, 8/25/37(1)(4)	7,750	7,485,015
PNMAC GMSR Issuer Trust, Series 2024-GT1, Class A, 6.873%, (1 mo. SOFR + 3.20%), 3/25/29(1)(2)	41,000	41,405,843
PRMI Securitization Trust, Series 2025-CMG1, Class M1, 6.587%, (30-day SOFR Average + 2.80%), 12/25/55(1)(2)	1,000	1,003,221
PRPM LLC:
Series 2024-NQM1, Class B1, 7.393%, 12/25/68(1)(4)	9,000	9,125,814
Series 2024-RCF1, Class A3, 4.00% to 2/25/26, 1/25/54(1)(5)	2,700	2,661,001
Series 2024-RCF3, Class A3, 4.00% to 5/25/26, 5/25/54(1)(5)	1,500	1,473,086
Series 2024-RCF3, Class M1, 4.00% to 5/25/26, 5/25/54(1)(5)	1,000	973,039
Series 2024-RCF3, Class M2, 4.00% to 5/25/26, 5/25/54(1)(5)	4,000	3,805,880
Series 2024-RCF4, Class M1, 4.00% to 7/25/26, 7/25/54(1)(5)	3,100	3,013,038
Series 2024-RCF5, Class M1, 4.00% to 8/25/26, 8/25/54(1)(5)	4,003	3,880,497
Series 2025-NQM1, Class M1A, 6.645%, 11/25/69(1)(4)	10,221	10,491,349
Series 2025-RCF1, Class M3, 4.50% to 2/25/27, 2/25/55(1)(5)	1,700	1,610,022
Series 2025-RCF3, Class M1A, 5.25%, 7/25/55(1)(4)	1,100	1,087,443
Series 2025-RCF3, Class M1B, 5.25%, 7/25/55(1)(4)	1,000	962,114
Security	Principal Amount (000's omitted)	Value
Rain City Mortgage Trust, Series 2024-RTL1, Class A1, 6.53%, 9/25/29(1)(4)	$7,350	$ 7,455,267
RCO Trust, Series 2025-PR1, Class A, 6.25% to 7/28/28, 3/2/55(1)(5)	17,326	17,314,041
Saluda Grade Alternative Mortgage Trust:
Series 2024-RTL4, Class A1, 7.50%, 2/25/30(1)	15,500	15,538,220
Series 2024-RTL5, Class A1, 7.762% to 9/25/26, 4/25/30(1)(5)	12,000	12,107,977
Santander Mortgage Asset Receivable Trust, Series 2025-NQM1, Class M1B, 6.966%, 1/25/65(1)(4)	3,000	3,061,426
Sequoia Mortgage Trust, Series 2024-3, Class B4, 6.173%, 4/25/54(1)(4)	1,505	1,460,404
SUA LLC, Series 2025-1, Class B, 6.995%, 5/25/40(1)	4,000	4,037,064
Unison Trust, Series 2021-1, Class A, 6.50%, 4/25/50(1)(4)	47,159	44,912,617
Total Collateralized Mortgage Obligations (identified cost $4,685,773,671)		$ 4,740,508,262

Commercial Mortgage-Backed Securities — 6.4%
Security	Principal Amount* (000's omitted)	Value
BAHA Trust:
Series 2024-MAR, Class C, 7.766%, 12/10/41(1)(4)	7,823	$ 8,233,779
Series 2024-MAR, Class D, 9.204%, 12/10/41(1)(4)	46,500	49,128,496
Series 2024-MAR, Class E, 11.322%, 12/10/41(1)(4)	36,000	38,912,882
BAMLL Trust:
Series 2024-BHP, Class B, 6.58%, (1 mo. SOFR + 2.90%), 8/15/39(1)(2)	8,000	8,067,422
Series 2024-BHP, Class C, 7.28%, (1 mo. SOFR + 3.60%), 8/15/39(1)(2)	1,700	1,699,968
BFLD Commercial Mortgage Trust:
Series 2025-660F, Class C, 5.83%, (1 mo. SOFR + 2.15%), 11/15/42(1)(2)	6,400	6,437,670
Series 2025-660F, Class D, 6.43%, (1 mo. SOFR + 2.75%), 11/15/42(1)(2)	13,300	13,422,083
BFLD Mortgage Trust, Series 2024-VICT, Class A, 5.57%, (1 mo. SOFR + 1.89%), 7/15/41(1)(2)	3,300	3,318,987
BPR Commercial Mortgage Trust, Series 2024-PARK, Class E, 10.01%, 11/5/39(1)(4)	7,300	7,924,022

Global Opportunities Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
BX Commercial Mortgage Trust, Series 2022-CSMO, Class B, 6.821%, (1 mo. SOFR + 3.141%), 6/15/27(1)(2)	12,000	$ 12,042,048
BX Trust:
Series 2025-DELC, Class E, 6.73%, (1 mo. SOFR + 3.05%), 12/15/42(1)(2)	1,750	1,768,249
Series 2025-GW, Class D, 6.43%, (1 mo. SOFR + 2.75%), 7/15/42(1)(2)	3,950	3,984,709
Series 2025-GW, Class E, 7.33%, (1 mo. SOFR + 3.65%), 7/15/42(1)(2)	19,750	19,936,906
CHI Commercial Mortgage Trust:
Series 2025-110W, Class E, 7.413%, 12/13/40(1)(4)	40,530	40,490,917
Series 2025-110W, Class ELP, 0.00%, 12/13/40(1)(4)(10)	490,000	0
Series 2025-110W, Class HRR, 10.238%, 12/13/40(1)(4)	24,500	24,455,288
COMM Mortgage Trust, Series 2025-167G, Class D, 6.951%, 8/10/40(1)(4)	20,220	20,566,815
Durst Commercial Mortgage Trust, Series 2025-151, Class D, 7.018%, 8/10/42(1)(4)	20,700	21,368,577
Extended Stay America Trust:
Series 2025-ESH, Class D, 6.28%, (1 mo. SOFR + 2.60%), 10/15/42(1)(2)	6,750	6,825,389
Series 2025-ESH, Class E, 7.03%, (1 mo. SOFR + 3.35%), 10/15/42(1)(2)	16,100	16,339,686
Series 2025-ESH, Class F, 7.78%, (1 mo. SOFR + 4.10%), 10/15/42(1)(2)	5,766	5,859,017
Series 2026-ESH2, Class E, (1 mo. SOFR + 2.90%), 2/15/43(1)(3)	4,000	4,043,837
Series 2026-ESH2, Class F, (1 mo. SOFR + 3.75%), 2/15/43(1)(3)	4,000	4,054,222
Fontainebleau Miami Beach Mortgage Trust:
Series 2024-FBLU, Class D, 6.28%, (1 mo. SOFR + 2.60%), 12/15/39(1)(2)	36,400	36,724,797
Series 2024-FBLU, Class F, 7.93%, (1 mo. SOFR + 4.25%), 12/15/39(1)(2)	21,240	21,481,044
Series 2024-FBLU, Class G, 9.33%, (1 mo. SOFR + 5.65%), 12/15/39(1)(2)	29,000	29,503,312
Great Wolf Trust, Series 2024-WOLF, Class F, 8.118%, (1 mo. SOFR + 4.438%), 3/15/39(1)(2)	7,500	7,570,060
GWT Trust:
Series 2024-WLF2, Class D, 6.62%, (1 mo. SOFR + 2.939%), 5/15/41(1)(2)	10,800	10,888,754
Series 2024-WLF2, Class E, 7.319%, (1 mo. SOFR + 3.638%), 5/15/41(1)(2)	7,000	7,034,902
Harvest Commercial Capital Loan Trust, Series 2019-1, Class M6, 6.337%, 9/25/46(1)(4)	9,500	9,213,518
HLTN Commercial Mortgage Trust, Series 2024-DPLO, Class D, 7.019%, (1 mo. SOFR + 3.339%), 6/15/41(1)(2)	1,000	1,007,929
Security	Principal Amount* (000's omitted)		Value
Hudson Yards Mortgage Trust:
Series 2025-SPRL, Class E, 6.678%, 1/13/40(1)(4)		2,000	$ 2,081,640
Series 2025-SPRL, Class F, 7.403%, 1/13/40(1)(4)		1,750	1,778,992
ICNQ Mortgage Trust, Series 2024-MF, Class E, 6.348%, 12/10/34(1)(4)		11,850	11,991,621
INTOWN Mortgage Trust:
Series 2025-STAY, Class D, 6.53%, (1 mo. SOFR + 2.85%), 3/15/42(1)(2)		25,000	25,200,030
Series 2025-STAY, Class E, 7.53%, (1 mo. SOFR + 3.85%), 3/15/42(1)(2)		13,900	14,038,844
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class D, 4.513%, 9/15/47(1)(4)		895	606,363
NYC Commercial Mortgage Trust:
Series 2025-1155, Class D, 7.358%, 6/10/42(1)(4)		10,000	10,226,904
Series 2025-3BP, Class D, 6.121%, (1 mo. SOFR + 2.441%), 2/15/42(1)(2)		21,100	21,215,875
ORL Trust:
Series 2024-GLKS, Class E, 6.87%, (1 mo. SOFR + 3.19%), 12/15/39(1)(2)		8,250	8,304,153
Series 2024-GLKS, Class F, 8.119%, (1 mo. SOFR + 4.438%), 12/15/39(1)(2)		33,550	33,708,826
ROCK Trust:
Series 2024-CNTR, Class D, 7.109%, 11/13/41(1)		1,750	1,846,518
Series 2024-CNTR, Class E, 8.819%, 11/13/41(1)		54,500	58,083,048
SHR Trust:
Series 2024-LXRY, Class D, 7.28%, (1 mo. SOFR + 3.60%), 10/15/41(1)(2)		7,959	8,059,315
Series 2024-LXRY, Class E, 8.13%, (1 mo. SOFR + 4.45%), 10/15/41(1)(2)		3,000	3,037,997
Taurus U.K. DAC:
Series 2025-UK3A, Class D, 6.527%, (SONIA + 2.80%), 7/20/35(1)(2)	GBP	3,150	4,314,467
Series 2025-UK3A, Class E, 7.527%, (SONIA + 3.80%), 7/20/35(1)(2)	GBP	3,750	5,132,530
TX Trust:
Series 2024-HOU, Class D, 6.919%, (1 mo. SOFR + 3.239%), 6/15/39(1)(2)		2,450	2,465,925
Series 2024-HOU, Class E, 8.068%, (1 mo. SOFR + 4.387%), 6/15/39(1)(2)		6,000	6,049,772
U.K. Logistics DAC, Series 2024-1A, Class E, 8.856%, (SONIA + 5.00%), 5/17/34(1)(2)	GBP	1,372	1,882,029
VCC Trust, Series 2025-MC1, Class A1, 8.163% to 5/25/28, 5/25/55(1)(5)		18,989	18,895,786
Velocity Commercial Capital Loan Trust:
Series 2025-4, Class M2, 6.17%, 9/25/55(1)(4)		1,221	1,227,889
Series 2025-4, Class M4, 9.35%, 9/25/55(1)(4)		1,495	1,491,977

Global Opportunities Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Velocity Commercial Capital Loan Trust: (continued)
Series 2025-5, Class M3, 6.70%, 12/25/55(1)(4)	2,486	$ 2,486,881
Series 2025-5, Class M4, 9.19%, 12/25/55(1)(4)	1,989	1,991,962
Wells Fargo Commercial Mortgage Trust:
Series 2025-1918, Class C, 6.915%, 9/15/40(1)(4)	5,455	5,467,584
Series 2025-1918, Class D, 8.911%, 9/15/40(1)(4)	9,500	9,584,288
WHARF Commercial Mortgage Trust, Series 2025-DC, Class E, 7.982%, 7/15/40(1)(4)	16,250	16,608,969
Willowbrook Mall, Series 2025-WBRK, Class E, 6.075%, 3/5/35(1)(4)	5,875	5,653,430
Total Commercial Mortgage-Backed Securities (identified cost $721,063,571)		$ 725,738,900

Common Stocks — 1.0%
Security	Shares	Value
Argentina — 0.1%
Banco BBVA Argentina SA ADR	11,800	$ 238,596
Banco Macro SA ADR(11)	6,800	692,920
Central Puerto SA ADR(11)	7,600	125,552
Corp. America Airports SA(11)	2,700	80,028
Cresud SA ADR(11)	3,025	40,868
Empresa Distribuidora Y Comercializadora Norte ADR(11)	1,500	45,960
Grupo Financiero Galicia SA ADR(11)	19,000	1,047,090
Grupo Supervielle SA ADR(11)	9,800	119,658
IRSA Inversiones y Representaciones SA ADR(11)	2,460	42,804
Loma Negra Cia Industrial Argentina SA ADR(11)	4,000	46,120
Pampa Energia SA ADR(11)	3,000	259,920
Telecom Argentina SA ADR	6,800	91,800
Transportadora de Gas del Sur SA, Class B ADR(11)	5,400	172,206
Vista Energy SAB de CV ADR(11)	5,900	356,891
YPF SA ADR(11)	14,700	584,913
		$ 3,945,326
Brazil — 0.0%†
Adecoagro SA	2,700	$ 23,922
Arcos Dorados Holdings, Inc., Class A	11,500	94,070
Suzano SA ADR	330,200	3,093,974
		$ 3,211,966
Security	Shares	Value
Bulgaria — 0.1%
Eurohold Bulgaria AD(11)	5,122,844	$ 6,741,329
		$ 6,741,329
Canada — 0.0%†
Lithium Argentina AG(11)	10,800	$ 72,684
		$ 72,684
Chile — 0.0%†
Empresa Nacional de Telecomunicaciones SA	361,000	$ 1,938,056
		$ 1,938,056
China — 0.0%†
Kaisa Group Holdings Ltd.(11)	35,208	$ 422
Shimao Group Holdings Ltd.(11)	495,945	14,502
Times China Holdings Ltd.(11)	711,339	8,517
		$ 23,441
Iceland — 0.0%†
Siminn Hf.	2,023,336	$ 257,668
		$ 257,668
Mexico — 0.1%
Grupo Aeromexico SAB de CV ADR(11)	87,600	$ 1,756,380
Orbia Advance Corp. SAB de CV(11)	1,917,600	2,034,350
		$ 3,790,730
Pakistan — 0.0%†
VEON Ltd. ADR(11)	58,200	$ 3,180,048
		$ 3,180,048
Peru — 0.0%†
Auna SA, Class A(11)	250,000	$ 1,212,500
		$ 1,212,500
Puerto Rico — 0.0%†
Liberty Latin America Ltd., Class C(11)	385,000	$ 2,995,300
		$ 2,995,300
Vietnam — 0.7%
Asia Commercial Bank JSC	1,444,200	$ 1,345,054
Bank for Foreign Trade of Vietnam JSC	792,600	2,157,777
Bank for Investment & Development of Vietnam JSC	1,865,700	3,879,996
Coteccons Construction JSC	746,550	2,213,236
Duc Giang Chemicals JSC	221,400	585,012
FPT Corp.	2,099,900	8,455,390

Global Opportunities Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Vietnam (continued)
Gemadept Corp.	666,000	$ 1,762,073
Hoa Phat Group JSC(11)	2,273,500	2,349,588
IDICO Corp. JSC	419,900	776,472
Khang Dien House Trading & Investment JSC(11)	1,986,700	2,106,670
Kinh Bac City Development Holding Corp.(11)	2,227,400	3,010,647
Masan Group Corp.(11)	678,300	2,198,291
Military Commercial Joint Stock Bank	3,369,600	3,543,411
Mobile World Investment Corp.	2,479,200	8,905,214
Nam Long Investment Corp.	2,158,952	2,456,921
PetroVietnam Gas JSC	615,400	2,775,971
Phat Dat Real Estate Development Corp.(11)	1,363,200	939,574
Saigon Thuong Tin Commercial JSB(11)	1,318,100	3,205,970
SSI Securities Corp.	4,297,560	5,175,822
Techcom Securities JSC(11)	705,200	1,536,422
Vietnam Dairy Products JSC	1,377,200	3,761,550
Vietnam Joint Stock Commercial Bank for Industry & Trade	1,251,540	1,873,559
Vietnam Prosperity JSC Bank	1,798,000	1,944,117
Vietnam Technological & Commercial Joint Stock Bank	3,498,200	5,183,973
Vingroup JSC(11)	1,295,400	7,053,375
Vinh Hoan Corp.	977,300	2,434,906
		$ 81,630,991
Total Common Stocks (identified cost $100,487,169)		$ 109,000,039

Convertible Bonds — 2.7%
Security	Principal Amount (000's omitted)		Value
Australia — 0.1%
IREN Ltd.:
0.00%, 7/1/31(1)	USD	2,725	$ 2,520,625
0.25%, 6/1/32(1)	USD	1,500	1,854,088
			$ 4,374,713
China — 0.3%
Alibaba Group Holding Ltd.:
0.00%, 9/15/32(12)	USD	10,015	$ 11,229,471
0.50%, 6/1/31	USD	3,204	5,621,383
H World Group Ltd., 3.00%, 5/1/26	USD	2,227	2,850,560
JD.com, Inc., 0.25%, 6/1/29	USD	4,035	4,075,350
Kaisa Group Holdings Ltd.:
0.00%, 12/31/26(1)	USD	28	100
Security	Principal Amount (000's omitted)		Value
China (continued)
Kaisa Group Holdings Ltd.: (continued)
0.00%, 12/31/27(1)	USD	36	$ 71
0.00%, 12/31/28(1)	USD	57	85
0.00%, 12/31/29(1)	USD	57	68
0.00%, 12/31/30(1)	USD	71	124
0.00%, 12/31/31(1)	USD	71	78
0.00%, 12/31/32(1)	USD	134	1,005
Li Auto, Inc., 0.25%, 5/1/28	USD	2,380	2,384,165
Ping An Insurance Group Co. of China Ltd., 0.00%, 6/11/30(12)	HKD	19,000	3,350,252
Sunac China Holdings Ltd.:
0.00%, 6/23/26(1)	USD	1,294	219,513
0.00%, 6/23/28(1)	USD	956	234,094
Times China Holdings Ltd.:
0.00%, 3/30/27(1)	USD	1,258	10,595
0.00%, 3/30/27(1)	USD	257	2,568
Trip.com Group Ltd., 0.75%, 6/15/29	USD	3,730	4,233,550
			$ 34,213,032
Germany — 0.0%†
TUI AG, 1.95%, 7/26/31(12)	EUR	1,500	$ 2,203,529
			$ 2,203,529
Israel — 0.1%
Check Point Software Technologies Ltd., 0.00%, 12/15/30(1)	USD	1,250	$ 1,238,732
Nova Ltd., 0.00%, 9/15/30(1)	USD	1,075	1,726,482
Wix.com Ltd., 0.00%, 9/15/30(1)	USD	2,115	1,868,603
			$ 4,833,817
Netherlands — 0.0%†
Nebius Group NV, 1.00%, 9/15/30(1)	USD	1,920	$ 1,919,040
			$ 1,919,040
Singapore — 0.0%†
Grab Holdings Ltd., 0.00%, 6/15/30(12)	USD	2,805	$ 2,831,647
			$ 2,831,647
Spain — 0.0%†
Cellnex Telecom SA, 0.50%, 7/5/28(12)	EUR	1,400	$ 1,738,318
			$ 1,738,318

Global Opportunities Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Taiwan — 0.0%†
Wistron Corp., 0.00%, 10/23/30(12)	USD	2,400	$ 2,237,400
			$ 2,237,400
United Kingdom — 0.0%†
Barclays Bank PLC, 1.00%, 2/16/29	USD	1,436	$ 1,482,914
			$ 1,482,914
United States — 2.2%
Affirm Holdings, Inc., 0.75%, 12/15/29	USD	3,105	$ 3,215,383
Airbnb, Inc., 0.00%, 3/15/26	USD	2,363	2,353,548
Akamai Technologies, Inc.:
0.25%, 5/15/33(1)	USD	4,305	5,229,801
1.125%, 2/15/29	USD	2,895	3,043,950
Alnylam Pharmaceuticals, Inc., 0.00%, 9/15/28(1)	USD	3,105	2,906,580
Alphatec Holdings, Inc., 0.75%, 3/15/30(1)	USD	870	1,067,055
Amphastar Pharmaceuticals, Inc., 2.00%, 3/15/29	USD	2,655	2,494,841
Avnet, Inc., 1.75%, 9/1/30(1)	USD	2,275	2,470,650
Axon Enterprise, Inc., 0.50%, 12/15/27	USD	190	437,713
Bill Holdings, Inc., 0.00%, 4/1/30	USD	2,850	2,556,094
BlackLine, Inc.:
0.00%, 3/15/26	USD	3,005	2,995,234
1.00%, 6/1/29	USD	2,275	2,267,151
Block, Inc., 0.25%, 11/1/27	USD	1,615	1,503,161
Bridgebio Pharma, Inc., 0.75%, 2/1/33(1)	USD	1,150	1,178,750
CenterPoint Energy, Inc.:
3.00%, 8/1/28(1)	USD	2,765	2,831,498
4.25%, 8/15/26	USD	1,435	1,603,613
Cleanspark, Inc., 0.00%, 2/15/32(1)	USD	2,000	1,675,000
Cloudflare, Inc.:
0.00%, 8/15/26	USD	2,645	2,911,351
0.00%, 6/15/30(1)	USD	2,875	3,034,850
CMS Energy Corp., 3.375%, 5/1/28	USD	2,200	2,380,400
Coinbase Global, Inc., 0.00%, 10/1/32(1)	USD	4,820	4,096,552
Confluent, Inc., 0.00%, 1/15/27(1)	USD	1,550	1,519,766
CoreWeave, Inc., 1.75%, 12/1/31(1)	USD	2,450	2,831,037
Cytokinetics, Inc., 3.50%, 7/1/27	USD	1,205	1,732,037
Datadog, Inc., 0.00%, 12/1/29	USD	3,184	3,143,404
Dayforce, Inc., 0.25%, 3/15/26	USD	1,475	1,469,838
Dexcom, Inc., 0.375%, 5/15/28	USD	1,575	1,471,444
Digital Realty Trust LP, 1.875%, 11/15/29(1)	USD	2,815	2,915,495
DigitalOcean Holdings, Inc., 0.00%, 8/15/30(1)	USD	1,445	2,289,602
DoorDash, Inc., 0.00%, 5/15/30(1)	USD	3,610	3,620,830
Duke Energy Corp., 4.125%, 4/15/26	USD	2,910	3,025,672
Security	Principal Amount (000's omitted)		Value
United States (continued)
Enovis Corp., 3.875%, 10/15/28	USD	2,755	$ 2,677,171
Envista Holdings Corp., 1.75%, 8/15/28	USD	2,460	2,390,812
Etsy, Inc., 0.25%, 6/15/28	USD	3,350	3,010,142
Euronet Worldwide, Inc., 0.625%, 10/1/30(1)	USD	2,115	1,899,534
Evergy, Inc., 4.50%, 12/15/27	USD	1,710	2,174,906
Evolent Health, Inc., 3.50%, 12/1/29	USD	1,455	982,125
Exact Sciences Corp.:
0.375%, 3/1/28	USD	3,110	3,218,850
2.00%, 3/1/30(1)	USD	1,605	2,238,494
Expedia Group, Inc., 0.00%, 2/15/26	USD	2,460	2,732,768
Federal Realty OP LP, 3.25%, 1/15/29(1)	USD	2,145	2,166,450
Five9, Inc., 1.00%, 3/15/29	USD	1,635	1,481,310
Ford Motor Co., 0.00%, 3/15/26	USD	1,554	1,648,017
Galaxy Digital Holdings LP, 0.50%, 5/1/31(1)	USD	2,570	2,217,910
Global Payments, Inc., 1.50%, 3/1/31	USD	3,365	2,984,755
Haemonetics Corp., 2.50%, 6/1/29	USD	2,215	2,193,958
Halozyme Therapeutics, Inc., 0.00%, 2/15/31(1)	USD	1,980	2,039,400
Integer Holdings Corp., 1.875%, 3/15/30(1)	USD	2,490	2,382,930
InterDigital, Inc., 3.50%, 6/1/27	USD	225	951,188
Ionis Pharmaceuticals, Inc., 0.00%, 12/1/30(1)	USD	2,435	2,696,979
Itron, Inc., 0.00%, 3/15/26	USD	2,440	2,421,700
Jazz Investments I Ltd.:
2.00%, 6/15/26	USD	2,585	2,867,017
3.125%, 9/15/30	USD	2,030	2,648,135
Lantheus Holdings, Inc., 2.625%, 12/15/27	USD	2,805	3,216,634
Liberty Broadband Corp., 3.125%, 3/31/53(1)	USD	2,355	2,346,758
Liberty Media Corp.-Liberty Formula One, 2.25%, 8/15/27	USD	1,605	1,880,258
Live Nation Entertainment, Inc.:
2.875%, 1/15/30	USD	2,825	2,997,325
2.875%, 10/15/31(1)	USD	1,040	1,040,312
Lumentum Holdings, Inc.:
0.375%, 3/15/32(1)	USD	1,130	2,563,903
0.50%, 6/15/28	USD	2,485	7,503,788
MARA Holdings, Inc., 0.00%, 6/1/31	USD	2,815	2,479,733
Marriott Vacations Worldwide Corp., 3.25%, 12/15/27	USD	2,570	2,474,910
Match Group Financeco 3, Inc., 2.00%, 1/15/30(1)	USD	1,655	1,497,636
Merit Medical Systems, Inc., 3.00%, 2/1/29(1)	USD	1,880	2,177,040
Meritage Homes Corp., 1.75%, 5/15/28	USD	1,750	1,784,572
Microchip Technology, Inc., 0.75%, 6/1/30	USD	3,175	3,271,175
MKS, Inc., 1.25%, 6/1/30	USD	2,520	4,244,796
NextEra Energy Capital Holdings, Inc., 3.00%, 3/1/27	USD	1,860	2,475,660

Global Opportunities Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
United States (continued)
Nutanix, Inc., 0.50%, 12/15/29	USD	2,795	$ 2,547,642
ON Semiconductor Corp., 0.50%, 3/1/29	USD	3,175	3,109,213
Parsons Corp., 2.625%, 3/1/29	USD	2,695	2,891,150
PG&E Corp., 4.25%, 12/1/27	USD	4,140	4,214,520
Post Holdings, Inc., 2.50%, 8/15/27	USD	2,510	2,762,255
PPL Capital Funding, Inc., 2.875%, 3/15/28	USD	2,795	3,143,676
Progress Software Corp., 3.50%, 3/1/30	USD	2,720	2,747,880
Rapid7, Inc.:
0.25%, 3/15/27	USD	715	682,825
1.25%, 3/15/29	USD	870	792,788
Rivian Automotive, Inc., 4.625%, 3/15/29	USD	3,050	3,225,375
Rubrik, Inc., 0.00%, 6/15/30(1)	USD	3,070	2,763,000
Shift4 Payments, Inc., 0.50%, 8/1/27	USD	3,355	3,230,865
Snowflake, Inc., 0.00%, 10/1/29	USD	1,435	2,026,220
Southern Co., 3.25%, 6/15/28(1)	USD	3,840	3,851,520
Spotify USA, Inc., 0.00%, 3/15/26	USD	2,375	2,402,312
Strategy, Inc., 0.00%, 12/1/29	USD	5,450	4,621,055
Super Micro Computer, Inc., 0.00%, 6/15/30(1)	USD	3,845	3,336,634
Tyler Technologies, Inc., 0.25%, 3/15/26	USD	2,670	2,660,655
Uber Technologies, Inc.:
0.00%, 5/15/28(1)	USD	2,970	2,962,575
0.875%, 12/1/28	USD	3,060	3,927,604
Western Digital Corp., 3.00%, 11/15/28	USD	1,370	9,104,205
Workiva, Inc., 1.25%, 8/15/28	USD	3,080	2,986,830
XPLR Infrastructure LP, 2.50%, 6/15/26(1)	USD	3,815	3,753,197
Ziff Davis, Inc., 1.75%, 11/1/26	USD	1,130	1,107,400
Zoetis, Inc., 0.25%, 6/15/29(1)	USD	3,100	3,185,250
Zscaler, Inc., 0.00%, 7/15/28(1)	USD	2,150	2,004,130
			$ 248,292,127
Total Convertible Bonds (identified cost $283,317,466)			$ 304,126,537

Convertible Preferred Stocks — 0.1%
Security	Shares	Value
United States — 0.1%
Bank of America Corp., Series L, 7.25%	3,000	$ 3,738,000
Wells Fargo & Co., Series L, Class A, 7.50%	3,100	3,825,276
Total Convertible Preferred Stocks (identified cost $7,401,269)		$ 7,563,276

Exchange-Traded Funds — 0.5%
Security	Shares	Value
iShares Broad USD High Yield Corporate Bond ETF	1,393,600	$ 52,455,104
ProShares Short VIX Short-Term Futures ETF	122,200	6,611,020
Total Exchange-Traded Funds (identified cost $58,025,182)		$ 59,066,124

Foreign Corporate Bonds — 7.4%
Security	Principal Amount (000's omitted)		Value
Angola — 0.2%
Azule Energy Finance PLC:
8.125%, 1/23/30(1)	USD	8,402	$ 8,509,281
8.125%, 1/23/30(12)	USD	8,638	8,748,294
8.625%, 1/22/33(1)	USD	2,602	2,603,103
			$ 19,860,678
Argentina — 0.3%
Banco Macro SA:
8.00%, 6/23/29(12)	USD	963	$ 994,298
8.00%, 6/23/29(1)	USD	5,936	6,128,920
Empresa Distribuidora de Electricidad de Mendoza SA, 9.75% to 7/28/29, 7/28/31(1)(5)	USD	7,420	7,053,823
Generacion Mediterranea SA/Central Termica Roca SA:
11.00%, 11/1/31(12)	USD	230	172,444
11.00%, 11/1/31(1)	USD	3,775	2,829,979
IRSA Inversiones y Representaciones SA, 8.00%, 3/31/35(1)	USD	5,139	5,219,460
Vista Energy Argentina SAU, 8.50%, 6/10/33(1)	USD	4,562	4,755,885
YPF SA, 8.25%, 1/17/34(1)	USD	2,355	2,403,620
			$ 29,558,429
Armenia — 0.1%
Ardshinbank CJSC Via Dilijan Finance BV, 6.60%, 1/22/31(12)	USD	5,618	$ 5,676,285
			$ 5,676,285
Brazil — 1.3%
Adecoagro SA, 7.50%, 7/29/32(1)	USD	4,559	$ 4,465,951
Azul Secured Finance LLP, 9.875%, 2/15/31(1)(13)	USD	5,860	5,925,925
Braskem Netherlands Finance BV:
4.50%, 1/10/28(12)	USD	2,164	986,459
4.50%, 1/31/30(12)	USD	15,841	6,846,480
7.25%, 2/13/33(12)	USD	1,897	770,656

Global Opportunities Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Brazil (continued)
Braskem Netherlands Finance BV: (continued)
12.06% to 10/24/30, 1/23/81(12)(14)	USD	9,310	$ 2,281,881
Constellation Oil Services Holding SA:
9.375%, 11/7/29(12)	USD	1,162	1,215,917
9.375%, 11/7/29(1)	USD	5,843	6,114,115
Eldorado International. Finance GmbH, 8.50%, 12/1/32(1)	USD	10,177	10,581,061
FS Luxembourg SARL, 8.125%, 2/11/36(1)(13)	USD	8,891	8,711,394
Gol Finance, Inc.:
14.375%, 6/6/30(12)	USD	1,244	1,289,095
14.375%, 6/6/30(1)	USD	12,269	12,713,751
MV24 Capital BV, 6.748%, 6/1/34(12)	USD	9,812	9,943,287
Oceanica Lux:
13.00%, 10/2/29(12)	USD	4,394	4,569,760
13.00%, 10/2/29(1)	USD	9,870	10,264,800
OHI Group SA:
13.00%, 7/22/29(12)	USD	5,669	5,782,023
13.00%, 7/22/29(1)	USD	10,441	10,649,310
OI SA, 10.00%, (10.00% cash or 7.50% cash and 6.00% PIK), 6/30/27(1)(15)	USD	3,657	1,800,863
Raizen Fuels Finance SA:
6.25%, 7/8/32(1)	USD	7,037	5,902,284
6.45%, 3/5/34(12)	USD	448	367,640
6.70%, 2/25/37(12)	USD	957	780,553
Samarco Mineracao SA, 9.00%, (4.00% cash and 5.00% PIK), 6/30/31(12)	USD	19,314	19,401,956
Unigel Luxembourg SA, 13.50%, (13.50% cash or 15.00% PIK), 12/31/27(12)(15)	USD	310	178,200
Vale SA, Series A6, 0.00%(16)(17)	BRL	50,226	3,984,518
Yinson Boronia Production BV:
8.947%, 7/31/42(12)	USD	1,905	2,118,231
8.947%, 7/31/42(1)	USD	2,691	2,992,096
			$ 140,638,206
Cameroon — 0.1%
Golar LNG Ltd., 7.75%, 9/19/29(1)(12)	USD	8,200	$ 8,235,173
			$ 8,235,173
Canada — 0.1%
Aris Gold Corp., 7.50%, 8/26/27	USD	1,062	$ 1,076,612
Polaris Renewable Energy, Inc., 9.50%, 12/3/29	USD	3,125	3,250,000
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, 5/15/30(1)	USD	1,288	1,244,178
			$ 5,570,790
Security	Principal Amount (000's omitted)		Value
China — 0.1%
China Oil & Gas Group Ltd., 4.70%, 6/30/26(12)	USD	2,283	$ 2,278,997
Kaisa Group Holdings Ltd.:
6.25%, (5.25% cash or 6.25% PIK), 12/28/28(1)(15)	USD	48	955
6.50%, (5.50% cash or 6.50% PIK), 12/28/29(1)(15)	USD	80	1,351
6.75%, (5.75% cash or 6.75% PIK), 12/28/30(1)(15)	USD	96	2,000
7.00%, (6.00% cash or 7.00% PIK), 12/28/31(1)(15)	USD	145	2,541
7.25%, (6.25% cash or 7.25% PIK), 12/28/32(1)(15)	USD	137	1,452
7.721%, (6.72% cash or 7.721% PIK), 12/28/27(1)(15)	USD	33	817
KWG Group Holdings Ltd., 7.875%, 8/30/24(18)	USD	519	28,509
Longfor Group Holdings Ltd.:
3.375%, 4/13/27(12)	USD	1,943	1,855,762
3.95%, 9/16/29(12)	USD	6,543	5,465,386
4.50%, 1/16/28(12)	USD	1,000	928,674
Shimao Group Holdings Ltd.:
2.00%, (2.00% cash or 3.00% PIK), 7/21/32(1)(15)	USD	478	14,246
2.00%, (2.00% cash or 3.00% PIK), 7/21/33(1)(15)	USD	717	19,728
2.00%, (2.00% cash or 3.00% PIK), 1/21/34(1)(15)	USD	717	16,141
5.00%, (5.00% cash or 6.00% PIK), 7/21/31(1)(15)	USD	2,651	99,430
Times China Holdings Ltd.:
4.00%, 3/30/29(1)(15)	USD	278	4,511
4.20%, 9/30/32(1)(15)	USD	1,030	15,443
Yanlord Land HK Co. Ltd., 5.125%, 5/20/26(12)	USD	200	200,228
			$ 10,936,171
Colombia — 0.3%
ABRA Global Finance, 14.00%, (6.00% cash and 8.00% PIK), 10/22/29(1)	USD	5,776	$ 6,028,387
Banco Davivienda SA:
6.65% to 4/22/31(12)(14)(16)	USD	2,701	2,521,718
8.125% to 7/2/30, 7/2/35(12)(14)	USD	920	961,400
8.125% to 7/2/30, 7/2/35(1)(14)	USD	6,519	6,812,355
Banco de Occidente SA, 10.875% to 5/13/29, 8/13/34(12)(14)	USD	6,504	7,398,300
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA, 5.375%, 12/30/30(12)	USD	7,564	7,062,316
			$ 30,784,476

Global Opportunities Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
France — 0.1%
Atos SE:
5.20% to 12/18/26, 12/18/30(5)(12)	EUR	3,000	$ 3,683,348
9.36% to 12/18/26, 12/18/29(5)(12)	EUR	396	534,296
Betclic Everest Group SAS, 5.125%, 12/10/31(12)(13)	EUR	4,900	5,871,229
			$ 10,088,873
Georgia — 0.2%
Bank of Georgia JSC:
9.50% to 7/16/29(1)(14)(16)	USD	200	$ 210,560
9.50% to 7/16/29(12)(14)(16)	USD	9,577	10,082,679
TBC Bank Group PLC, 22.00%, 6/5/28(1)	UZS	16,650,000	1,368,755
TBC Bank JSC:
8.894% to 11/6/26(12)(14)(16)	USD	3,481	3,509,233
10.25% to 7/30/29(12)(14)(16)	USD	6,004	6,466,560
			$ 21,637,787
Germany — 0.0%†
Alstria Office AG, 4.25%, 10/15/29(12)	EUR	200	$ 236,846
			$ 236,846
Ghana — 0.0%†
Tullow Oil PLC, 10.25%, 5/15/26(12)	USD	4,788	$ 3,710,700
			$ 3,710,700
Greece — 0.0%†
Intralot Capital Luxembourg SA, 6.75%, 10/15/31(12)	EUR	3,000	$ 3,512,903
			$ 3,512,903
Guatemala — 0.0%†
Industrial Subordinated Trust, 6.55% to 1/15/31, 4/15/36(1)(14)	USD	2,360	$ 2,396,580
			$ 2,396,580
Guyana — 0.0%†
Secure International Finance Co., Inc.:
10.00%, 6/3/29(1)	USD	1,235	$ 1,241,470
10.00%, 6/3/29(12)	USD	2,661	2,674,128
			$ 3,915,598
Hong Kong — 0.0%†
Li & Fung Ltd., 8.375%, 2/5/29(12)	USD	1,600	$ 1,674,204
			$ 1,674,204
Security	Principal Amount (000's omitted)		Value
Hungary — 0.1%
MBH Bank Nyrt:
5.25% to 1/29/29, 1/29/30(12)(14)	EUR	5,269	$ 6,367,928
6.875% to 5/8/30, 11/8/35(12)(14)	EUR	1,039	1,309,202
OTP Bank Nyrt, 7.30% to 1/30/30, 7/30/35(12)(14)	USD	5,614	5,915,616
			$ 13,592,746
Iceland — 0.0%
Wow Air Hf.:
0.00%(10)(16)(18)	EUR	20	$ 0
0.00%, (3 mo. EURIBOR + 9.00%)(10)(16)(18)	EUR	900	0
			$ 0
India — 0.2%
Greenko Wind Projects Mauritius Ltd., 7.25%, 9/27/28(1)	USD	1,128	$ 1,153,896
Piramal Finance Ltd., 7.80%, 1/29/28(12)	USD	6,393	6,590,904
Porteast Investment Pvt Ltd., 0.00%, 5/29/28	INR	730,000	10,781,581
Vedanta Resources Finance II PLC:
9.475%, 7/24/30(1)	USD	1,834	1,936,087
10.25%, 6/3/28(1)	USD	3,715	3,857,940
11.25%, 12/3/31(1)	USD	2,482	2,752,743
			$ 27,073,151
Indonesia — 0.0%†
Nickel Industries Ltd., 9.00%, 9/30/30(1)	USD	1,010	$ 1,061,165
Pakuwon Jati Tbk. PT, 4.875%, 4/29/28(12)	USD	1,520	1,488,717
			$ 2,549,882
Ireland — 0.0%†
Phoenix Aviation Capital Ltd., 9.25%, 7/15/30(1)	USD	2,000	$ 2,097,610
			$ 2,097,610
Italy — 0.0%†
FIS Fabbrica Italiana Sintetici SpA:
5.25%, 2/5/31(1)(13)	EUR	2,500	$ 2,977,420
2/5/31(1)(3)	EUR	180	213,359
			$ 3,190,779
Jamaica — 0.1%
Digicel International Finance Ltd./Difl U.S. LLC:
8.625%, 8/1/32(12)	USD	737	$ 766,768
8.625%, 8/1/32(1)	USD	6,060	6,304,769
NCB Financial Group Ltd., 11.00%, 7/31/30(1)	USD	7,070	7,346,084
			$ 14,417,621

Global Opportunities Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Kazakhstan — 0.2%
ForteBank JSC:
7.75%, 2/4/30(12)	USD	2,123	$ 2,200,538
7.75%, 2/4/30(1)	USD	9,679	10,032,502
9.75% to 11/3/30(12)(14)(16)	USD	7,645	7,695,151
			$ 19,928,191
Luxembourg — 0.1%
Alexandrite Lake Lux Holdings SARL:
6.75%, 7/30/30(1)	EUR	1,000	$ 1,198,208
6.75%, 7/30/30(12)	EUR	4,000	4,792,830
FORESEA Holding SA, 7.50%, 6/15/30(12)	USD	3,523	3,500,411
INEOS Finance PLC, 7.25%, 3/31/31(12)	EUR	720	718,714
LHMC Finco 2 SARL:
9.375%, (8.625% cash or 9.375% PIK), 5/15/30(1)(15)	EUR	1,582	1,958,193
9.375%, (8.625% cash or 9.375% PIK), 5/15/30(12)(15)	EUR	1,802	2,230,525
			$ 14,398,881
Mexico — 0.5%
Alpha Holding SA de CV:
9.00%, 2/10/25(12)(18)	USD	2,654	$ 19,903
10.00%, 12/19/22(12)(18)	USD	1,440	10,798
Banco Mercantil del Norte SA:
5.875% to 1/24/27(12)(14)(16)	USD	736	733,262
7.625% to 1/10/28(12)(14)(16)	USD	922	949,388
8.375% to 10/14/30(12)(14)(16)	USD	2,291	2,472,917
Banco Mercantil del Norte SA/Grand Cayman, 8.375% to 5/20/31(1)(14)(16)	USD	551	584,198
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico:
5.125% to 1/18/28, 1/18/33(12)(14)	USD	5,354	5,294,089
8.45% to 6/29/33, 6/29/38(1)(14)	USD	1,771	1,969,905
8.45% to 6/29/33, 6/29/38(12)(14)	USD	7,486	8,326,768
Braskem Idesa SAPI, 6.99%, 2/20/32(12)(18)	USD	4,800	3,153,720
Controladora Mabe SA de CV, 5.60%, 10/23/28(12)	USD	2,287	2,044,315
Fideicomiso Irrevocable de Administracion y Fuente de Pago Numero CIB:
11.00% to 9/12/27, (11.00% cash and 2.00% PIK), 9/12/30(12)(18)	USD	6,229	1,728,464
11.00% to 9/12/27, (11.00% cash and 2.00% PIK), 9/12/31(1)(18)	USD	1,693	469,807
Financiera Independencia SAB de CV SOFOM ENR, 10.00% to 3/1/26, 3/1/28(5)(12)	USD	1,121	1,126,605
Grupo Aeromexico SAB de CV:
8.625%, 11/15/31(12)	USD	2,656	2,748,960
Security	Principal Amount (000's omitted)		Value
Mexico (continued)
Grupo Aeromexico SAB de CV: (continued)
8.625%, 11/15/31(1)	USD	14,280	$ 14,779,800
Petroleos Mexicanos, 6.75%, 9/21/47	USD	5,480	4,522,486
Total Play Telecomunicaciones SA de CV, 11.125%, 12/31/32(1)	USD	5,060	4,870,250
			$ 55,805,635
Mongolia — 0.1%
Golomt Bank, 11.00%, 5/20/27(12)	USD	2,272	$ 2,365,513
Mongolian Mining Corp., 8.44%, 4/3/30(12)	USD	3,327	3,442,021
State Bank JSC, 8.90%, 9/25/28(12)	USD	6,640	6,668,615
			$ 12,476,149
Nigeria — 0.1%
Access Bank PLC, 6.125%, 9/21/26(12)	USD	6,696	$ 6,679,720
			$ 6,679,720
Pakistan — 0.1%
Veon Midco BV, 3.375%, 11/25/27(12)	USD	13,041	$ 12,492,133
			$ 12,492,133
Panama — 0.0%†
Banco Latinoamericano de Comercio Exterior SA, 7.50% to 9/17/32(1)(14)(16)	USD	2,429	$ 2,498,445
			$ 2,498,445
Paraguay — 0.0%†
Frigorifico Concepcion SA:
7.70%, 7/21/28(1)	USD	907	$ 505,246
7.70%, 7/21/28(12)	USD	914	509,145
			$ 1,014,391
Peru — 0.2%
Auna SA:
10.00%, 12/18/29(12)	USD	3,516	$ 3,739,350
10.00%, 12/18/29(1)	USD	5,370	5,711,139
Banco de Credito del Peru SA, 5.65% to 10/15/31, 1/15/37(1)(14)	USD	2,339	2,365,080
Integratel Peru SAA, 7.375%, 4/10/27(12)	PEN	4,500	494,124
Peru LNG SRL, 5.375%, 3/22/30(12)	USD	4,140	4,044,801
Petroleos del Peru SA, 5.625%, 6/19/47(12)	USD	10,586	7,115,115
			$ 23,469,609

Global Opportunities Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Russia — 0.0%
Tinkoff Bank JSC Via TCS Finance Ltd., 6.00% to 12/20/26(10)(12)(14)(16)(18)	USD	1,226	$ 0
			$ 0
Saudi Arabia — 0.2%
Riyad Sukuk Ltd., 6.209% to 7/14/30, 7/14/35(12)(14)	USD	6,060	$ 6,166,018
Saudi Awwal Bank, 5.947% to 9/4/30, 9/4/35(12)(14)	USD	6,170	6,243,761
SNB Funding Ltd., 6.00% to 6/24/30, 6/24/35(12)(14)	USD	6,040	6,187,235
			$ 18,597,014
Singapore — 0.0%†
Puma International Financing SA, 7.75%, 4/25/29(12)	USD	2,898	$ 3,006,262
			$ 3,006,262
Slovenia — 0.0%†
Summer BidCo BV, 8.875%, 1/31/31(1)(15)	EUR	470	$ 565,794
			$ 565,794
Switzerland — 0.0%†
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.375%, 2/1/30(1)	USD	1,845	$ 1,752,052
9.50%, 6/1/28(1)	USD	3,000	3,123,132
			$ 4,875,184
Togo — 0.1%
Ecobank Transnational, Inc.:
10.125%, 10/15/29(1)	USD	2,475	$ 2,673,186
10.125%, 10/15/29(12)	USD	5,526	5,968,494
			$ 8,641,680
Turkey — 0.1%
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36(12)	USD	3,613	$ 3,670,407
Limak Yenilenebilir Enerji AS:
9.625%, 8/12/30(12)	USD	2,024	2,012,231
9.625%, 8/12/30(1)	USD	6,420	6,382,670
WE Soda Investments Holding PLC, 9.50%, 10/6/28(12)	USD	3,183	3,291,277
			$ 15,356,585
Security	Principal Amount (000's omitted)		Value
Ukraine — 0.2%
Kernel Holding SA, 6.75%, 10/27/27(12)	USD	10,116	$ 9,958,619
MHP Lux SA:
6.25%, 9/19/29(1)	USD	415	377,848
6.25%, 9/19/29(12)	USD	3,272	2,979,081
10.50%, 7/28/29(12)	USD	2,800	2,882,955
			$ 16,198,503
United Arab Emirates — 0.0%†
Ittihad International II Ltd., 7.375%, 11/13/30(1)	USD	2,530	$ 2,639,692
			$ 2,639,692
United Kingdom — 0.2%
Avianca Midco 2 PLC:
9.00%, 12/1/28(12)	USD	1,090	$ 1,112,898
9.00%, 12/1/28(1)	USD	4,482	4,577,189
9.50%, 1/28/31(1)	USD	1,504	1,537,840
9.625%, 2/14/30(1)	USD	2,515	2,578,730
Biffa Group Holdings Ltd.:
5.25%, 6/15/31(12)	EUR	525	623,948
7.375%, 6/15/31(12)	GBP	3,310	4,610,728
Edge Finco PLC, 8.125%, 8/15/31(12)	GBP	3,350	4,905,844
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/29(1)	USD	564	560,938
			$ 20,508,115
United States — 1.7%
1261229 BC Ltd., 10.00%, 4/15/32(1)	USD	7,000	$ 7,190,834
Ally Financial, Inc., Series B, 4.70% to 5/15/26(14)(16)	USD	16,000	15,911,202
Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc., 7.50%, 7/15/33(1)	USD	5,000	5,101,200
Ardagh Group SA, 9.50%, 12/1/30(1)	USD	2,590	2,800,502
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.00%, 9/1/29(12)	EUR	375	427,128
4.00%, 9/1/29(1)	USD	4,800	4,562,174
Asurion LLC & Asurion Co-Issuer, Inc.:
8.00%, 12/31/32(1)	USD	5,000	5,227,272
8.375%, 2/1/34(1)	USD	5,000	5,059,500
Beach Acquisition Bidco LLC, 10.00%, (10.00% cash or 10.75% PIK), 7/15/33(1)(15)	USD	8,301	9,138,884
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	USD	2,500	2,557,537
Champions Financing, Inc., 8.75%, 2/15/29(1)	USD	127	123,292
Cloud Software Group, Inc., 9.00%, 9/30/29(1)	USD	7,500	7,582,135
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/30(1)	USD	5,043	5,050,848

Global Opportunities Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
United States (continued)
EchoStar Corp., 10.75%, 11/30/29	USD	3,074	$ 3,371,456
Herc Holdings, Inc.:
5.75%, 3/15/31(1)	USD	75	75,577
6.00%, 3/15/34(1)	USD	90	90,507
Hightower Holding LLC, 9.125%, 1/31/30(1)	USD	2,000	2,121,066
JB Poindexter & Co., Inc., 8.75%, 12/15/31(1)	USD	1,515	1,575,691
K Hovnanian Enterprises, Inc.:
8.00%, 4/1/31(1)	USD	2,000	2,050,250
8.375%, 10/1/33(1)	USD	2,000	2,045,520
Men's Wearhouse LLC, 9.00%, 2/1/31(1)	USD	4,000	4,163,906
Midcap Financial Issuer Trust, 5.922%, 1/15/33(1)(2)	USD	35,000	35,275,100
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30(1)	USD	3,000	3,130,065
NGL Energy Operating LLC/NGL Energy Finance Corp.:
8.125%, 2/15/29(1)	USD	2,000	2,076,588
8.375%, 2/15/32(1)	USD	1,000	1,047,273
Olympus Water U.S. Holding Corp.:
6.125%, 2/15/33(1)	EUR	7,000	8,333,216
7.25%, 2/15/33(1)	USD	1,000	996,688
PetSmart LLC/PetSmart Finance Corp.:
7.50%, 9/15/32(1)	USD	1,500	1,539,106
10.00%, 9/15/33(1)	USD	1,500	1,562,119
Sinclair Television Group, Inc., 8.125%, 2/15/33(1)	USD	1,000	1,034,965
Stonebriar ABF Issuer LLC, 8.125%, 12/15/30(1)	USD	8,568	8,905,879
Sunoco LP, 7.875% to 9/18/30(1)(14)(16)	USD	5,000	5,153,200
Tenet Healthcare Corp.:
5.50%, 11/15/32(1)	USD	185	186,992
6.00%, 11/15/33(1)	USD	95	97,803
Transocean International Ltd., 8.25%, 5/15/29(1)	USD	3,000	3,058,245
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC:
8.625%, 6/15/32(1)	USD	436	440,593
8.625%, 6/15/32(1)(13)	USD	5,000	5,042,425
Uniti Services LLC, 7.50%, 10/15/33(1)	USD	4,998	5,162,675
Venture Global Calcasieu Pass LLC, 3.875%, 11/1/33(1)	USD	5,000	4,341,774
VoltaGrid LLC, 7.375%, 11/1/30(1)	USD	5,000	5,066,882
Voyager Parent LLC, 9.25%, 7/1/32(1)	USD	5,000	5,314,250
WBI Operating LLC:
6.25%, 10/15/30(1)	USD	2,000	2,016,190
6.50%, 10/15/33(1)	USD	2,000	2,020,320
Security	Principal Amount (000's omitted)		Value
United States (continued)
WULF Compute LLC, 7.75%, 10/15/30(1)	USD	3,000	$ 3,131,850
			$ 191,160,679
Uzbekistan — 0.2%
Ipoteka-Bank ATIB:
17.50%, 10/9/28(12)	UZS	19,980,000	$ 1,656,614
20.50%, 4/25/27(12)	UZS	51,340,000	4,402,619
JSCB Agrobank, 20.75%, 9/15/28	UZS	13,770,000	1,152,835
Uzbek Industrial & Construction Bank ATB:
8.95%, 7/24/29(12)	USD	7,951	8,675,904
9.45% to 10/23/30(12)(14)(16)	USD	6,970	7,246,043
			$ 23,134,015
Venezuela — 0.2%
Petroleos de Venezuela SA:
5.375%, 4/12/27(12)(18)	USD	3,636	$ 1,063,530
5.50%, 4/12/37(12)(18)	USD	109	32,651
6.00%, 10/28/22(12)(18)	USD	2,272	619,891
6.00%, 5/16/24(12)(18)	USD	10,915	3,334,595
6.00%, 11/15/26(12)(18)	USD	55,043	16,650,412
9.00%, 11/17/21(12)(18)	USD	401	144,352
9.75%, 5/17/35(12)(18)	USD	2,048	762,954
12.75%, 2/17/22(12)(18)	USD	1,309	506,390
			$ 23,114,775
Total Foreign Corporate Bonds (identified cost $824,667,727)			$ 837,916,940

Government National Mortgage Association Participation Agreements — 1.6%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association Participation Agreements, 5.41%, 1/1/59(19)	$162,473	$ 162,749,142
Government National Mortgage Association Participation Agreements, Mezzanine Tranche, 7.921%, 9/10/27(19)	20,548	20,538,158
Total Government National Mortgage Association Participation Agreements (identified cost $183,021,370)		$ 183,287,300

Global Opportunities Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Insurance Linked Securities — 4.5%
Security	Shares	Value
Reinsurance Side Cars — 2.9%
Beacon RE(10)(11)(20)(21)	16,539,057	$ 16,539,057
Beacon RE(10)(11)(20)(21)	42,960,943	42,960,943
Eden Re II Ltd.:
Series 2022A, 0.00%, 3/20/26(1)(10)(20)(21)	79,810	104,798
Series 2022B, 0.00%, 3/20/26(1)(10)(20)(21)	27,451	72,987
Series 2023A, 0.00%, 3/19/27(1)(10)(20)(21)	257,143	644,863
Series 2023B, 0.00%, 3/19/27(1)(10)(20)(21)	31,162	433,192
Series 2024A, 0.00%, 3/17/28(1)(10)(20)(21)	81,053	477,052
Series 2024B, 0.00%, 3/17/28(1)(10)(20)(21)	64,938	1,966,565
Series 2025A, 0.00%, 3/19/30(1)(10)(20)(21)	37,500,000	42,573,750
George Street RE(10)(11)(21)	992	63,502,591
Mt. Logan Re Ltd.:
Participating Units(10)(11)(20)(21)	38,000,000	38,277,400
Series 13, Participating Units(10)(21)(22)	10,000	34,881,302
Series 17, Participating Units(10)(11)(21)(22)	1,721	5,920,781
Series 19, Participating Units(10)(11)(21)(22)	7,464	15,658,052
PartnerRe Ltd.(10)(11)(21)	67	67,058,710
		$ 331,072,043
Segregated Account/Funds — 1.6%
1863 Fund Ltd. - Core Nat Cat Fund(10)(11)(21)	50,540,977	$ 64,768,261
PartnerRe ILS Fund SAC Ltd.(10)(11)(21)(22)	34,000,000	46,257,000
Voussoir Re Ltd.(10)(11)(21)	7,480	10,235,261
Voussoir Re Ltd.(10)(11)(21)	41,584	56,901,480
		$ 178,162,002
Total Insurance Linked Securities (identified cost $435,240,323)		$ 509,234,045

Loan Participation Notes — 0.0%†
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.0%†
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(10)(12)(23)	UZS	1,841,900	$ 151,071
Total Loan Participation Notes (identified cost $157,226)			$ 151,071

Preferred Stocks — 0.1%
Security	Principal Amount/ Shares	Value
United States — 0.1%
AH Parent, Inc. (Alliant), Series A, 10.00% cash or 10.50% PIK(11)(15)(22)	$8,224,000	$ 8,398,291
Boeing Co., 6.00%	47,000	3,511,840
Hewlett Packard Enterprise Co., 7.625%	46,000	2,786,220
PG&E Corp., Series A, 6.00%	53,000	2,117,880
Total Preferred Stocks (identified cost $15,590,573)		$ 16,814,231

Senior Floating-Rate Loans — 1.3%(24)
Borrower/Description	Principal Amount (000's omitted)	Value
Argentina — 0.2%
VMOS SA:
Term Loan, 9.075% - 9.12%, (6 mo. USD Term SOFR + 5.50%), 7/8/30	$7,357	$ 7,386,830
Term Loan, 7/8/30(25)	10,633	10,675,130
		$ 18,061,960
Brazil — 0.1%
Usina Caete SA, Term Loan, 13.671%, (1 mo. USD Term SOFR + 10.00%), 5/31/28	$10,125	$ 10,125,000
		$ 10,125,000
Canada — 0.1%
ABC Technologies, Inc.:
Term Loan, 7.829%, (1 mo. EURIBOR + 5.88%), 8/22/31(10)	$3,591	$ 4,089,306
Term Loan, 9.421% - 9.422%, (1 mo. USD Term SOFR + 5.75%, 3 mo. USD Term SOFR + 5.75%), 8/22/31(10)	6,032	5,795,123
Term Loan, 11.922% - 11.961%, (3 mo. USD Term SOFR + 8.25%), 8/22/31(10)	7,055	6,741,734
		$ 16,626,163
Jamaica — 0.0%†
Digicel International Finance Ltd., Term Loan, 9.023%, (3 mo. USD Term SOFR + 5.25%), 8/6/32	$4,419	$ 4,441,458
		$ 4,441,458

Global Opportunities Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Paraguay — 0.0%†
Frigorifico Concepcion SA, Term Loan, 9.631%, (3 mo. USD Term SOFR + 5.50%), 12/8/26	$3,097	$ 3,143,718
		$ 3,143,718
Puerto Rico — 0.1%
Coral-US Co-Borrower LLC, Term Loan, 6.922%, (3 mo. USD Term SOFR + 3.25%), 1/31/32	$10,839	$ 10,582,293
		$ 10,582,293
Suriname — 0.5%
Staatsolie Maatschappij Suriname NV:
Revolving Loan, 4/26/32(25)	$48,765	$ 48,764,681
Term Loan, 9.167% - 9.168%, (3 mo. USD Term SOFR + 5.50%), 5/24/32	3,635	3,646,952
		$ 52,411,633
Tanzania — 0.1%
HTA Group Ltd.:
Term Loan, 7.92%, (3 mo. USD Term SOFR + 4.31%), 9/13/28	$690	$ 690,000
Term Loan, 7.92%, (3 mo. USD Term SOFR + 4.31%), 9/13/28	4,250	4,250,000
PIH Communication LLC, Term Loan, 7.195%, (3 mo. USD Term SOFR + 3.50%), 12/12/29	5,953	5,952,692
		$ 10,892,692
United States — 0.2%
Crash Champions LLC, Term Loan, 8.572%, (3 mo. USD Term SOFR + 4.75%), 2/23/29	$3,108	$ 2,903,144
E.W. Scripps Co., Term Loan, 7.14%, (1 mo. USD Term SOFR + 3.35%), 11/30/29	5,000	4,812,500
LBM Acquisition LLC, Term Loan, 7.521%, (1 mo. USD Term SOFR + 3.75%), 6/6/31	3,031	2,924,848
Park River Holdings, Inc., Term Loan, 8.161%, (3 mo. USD Term SOFR + 4.50%), 3/15/31	4,000	4,008,760
Specialty Building Products Holdings LLC, Term Loan, 7.522%, (1 mo. USD Term SOFR + 3.75%), 10/16/28	3,135	2,988,663
		$ 17,637,915
Total Senior Floating-Rate Loans (identified cost $143,683,602)		$ 143,922,832

Sovereign Government Bonds — 11.8%
Security	Principal Amount (000's omitted)		Value
Brazil — 2.5%
Brazil Letras do Tesouro Nacional, 0.00%, 4/1/26	BRL	1,527,300	$ 283,953,669
			$ 283,953,669
Iceland — 0.1%
Republic of Iceland:
4.50%, 2/17/42	ISK	1,145,294	$ 7,563,049
6.50%, 1/24/31	ISK	45,514	366,463
7.00%, 9/17/35	ISK	384,686	3,225,422
			$ 11,154,934
Mexico — 2.2%
Mexican Bonos, 7.75%, 11/23/34	MXN	4,667,660	$ 252,306,879
			$ 252,306,879
New Zealand — 2.2%
New Zealand Government Bonds, 4.25%, 5/15/36	NZD	293,000	$ 171,224,550
New Zealand Government Bonds Inflation-Linked, 3.25%, 9/20/50(26)	NZD	126,145	77,716,154
			$ 248,940,704
Peru — 1.9%
Peru Government Bonds:
5.40%, 8/12/34	PEN	274,698	$ 81,658,970
6.714%, 2/12/55	PEN	5,641	1,807,132
6.85%, 8/12/35(1)(12)	PEN	215,693	68,996,486
6.90%, 8/12/37	PEN	192,624	60,328,291
			$ 212,790,879
Romania — 0.1%
Romania Government International Bonds, 5.75%, 3/24/35(12)	USD	5,186	$ 5,155,726
			$ 5,155,726
Serbia — 0.3%
Serbia Treasury Bonds, 4.50%, 8/20/32	RSD	3,319,480	$ 32,983,229
			$ 32,983,229
South Africa — 2.3%
Republic of South Africa Government Bonds:
6.25%, 3/31/36	ZAR	462,200	$ 24,807,919

Global Opportunities Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
South Africa (continued)
Republic of South Africa Government Bonds: (continued)
8.50%, 1/31/37	ZAR	413,920	$ 25,855,830
8.875%, 2/28/35	ZAR	2,989,040	195,197,288
10.875%, 3/31/38	ZAR	230,000	16,746,617
Republic of South Africa Government International Bonds, 5.875%, 4/20/32	USD	2,000	2,052,913
			$ 264,660,567
Uzbekistan — 0.0%†
Republic of Uzbekistan Bonds, 16.25%, 10/12/26(12)	UZS	6,450,000	$ 547,095
			$ 547,095
Venezuela — 0.2%
Venezuela Government International Bonds:
6.00%, 12/9/20(12)(18)	USD	531	$ 175,118
7.00%, 3/31/38(12)(18)	USD	183	70,473
7.65%, 4/21/25(12)(18)	USD	376	138,218
7.75%, 10/13/19(12)(18)	USD	1,204	421,661
8.25%, 10/13/24(12)(18)	USD	4,232	1,566,226
9.00%, 5/7/23(12)(18)	USD	77	29,653
9.25%, 9/15/27(18)	USD	22,489	9,728,741
9.25%, 5/7/28(12)(18)	USD	10,905	4,444,919
11.75%, 10/21/26(12)(18)	USD	390	173,411
11.95%, 8/5/31(12)(18)	USD	3,427	1,516,657
12.75%, 8/23/22(12)(18)	USD	551	246,538
			$ 18,511,615
Total Sovereign Government Bonds (identified cost $1,193,281,513)			$ 1,331,005,297

U.S. Department of Agriculture Loans — 0.0%†
Security	Principal Amount (000's omitted)	Value
USDA Guaranteed Loans:
6.25%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(2)	$264	$ 264,153
6.25%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(2)	5,338	5,339,921
Total U.S. Department of Agriculture Loans (identified cost $5,602,409)		$ 5,604,074

U.S. Government Agency Commercial Mortgage-Backed Securities — 0.1%
Security	Principal Amount (000's omitted)	Value
FRESB Mortgage Trust:
Interest Only:(7)
Series 2021-SB91, Class X1, 0.56%, 8/25/41(4)	$21,241	$ 557,405
Series 2021-SB92, Class X1, 0.553%, 8/25/41(4)	19,993	555,409
Government National Mortgage Association:
Interest Only:(7)
Series 2021-101, Class IO, 0.676%, 4/16/63(4)	25,536	1,285,629
Series 2021-132, Class IO, 0.72%, 4/16/63(4)	62,093	3,275,661
Series 2021-144, Class IO, 0.823%, 4/16/63(4)	24,213	1,463,435
Series 2021-186, Class IO, 0.763%, 5/16/63(4)	45,360	2,424,205
Series 2022-3, Class IO, 0.64%, 2/16/61(4)	64,728	3,072,366
Total U.S. Government Agency Commercial Mortgage-Backed Securities (identified cost $15,350,418)		$ 12,634,110

U.S. Government Agency Mortgage-Backed Securities — 41.4%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
4.341%, (COF + 1.254%), with maturity at 2035(27)	$13	$ 12,760
4.663%, (COF + 1.25%), with maturity at 2030(27)	22	21,516
6.00%, with various maturities to 2055	8,683	8,929,768
6.50%, with maturity at 2053	5,008	5,219,763
7.00%, with various maturities to 2053	935	990,244
Federal National Mortgage Association:
4.083%, (COF + 1.254%), with maturity at 2035(27)	3	3,030
5.066%, (COF + 1.791%), with maturity at 2035(27)	186	183,386
5.50%, with maturity at 2054	1,157	1,183,994
6.00%, with various maturities to 2053	11,941	12,297,533
6.50%, with various maturities to 2055	61,210	63,658,834
8.50%, with maturity at 2032	45	47,327
Government National Mortgage Association:
3.00%, 30-Year, TBA(28)	1,288,840	1,163,253,254
5.00%, 30-Year, TBA(28)	267,000	266,616,599
5.00%, with maturity at 2052	14,383	14,519,407
5.50%, with various maturities to 2063	57,693	59,066,467
5.50%, with maturity at 2055(29)	66,065	66,977,199

Global Opportunities Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
6.00%, 30-Year, TBA(28)	$192,000	$ 195,720,010
6.00%, with various maturities to 2064	157,344	163,479,520
6.50%, with various maturities to 2066	172,727	180,827,665
7.00%, with various maturities to 2064	21,307	22,219,125
7.50%, with various maturities to 2054	3,190	3,287,692
8.00%, with various maturities to 2054	1,670	1,718,753
Uniform Mortgage-Backed Security:
3.00%, 30-Year, TBA(28)	908,740	805,200,573
5.00%, 30-Year, TBA(28)	500,000	499,980,475
5.50%, 30-Year, TBA(28)	1,120,600	1,136,752,384
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $4,654,961,590)		$ 4,672,167,278

U.S. Government Guaranteed Small Business Administration Loans — 0.1%
Security	Principal Amount (000's omitted)	Value
SBA IO Trust: Interest Only:(30)(31) Series 2018-1, Class A, 2.676%, 3/25/44(1)(4)	$106,460	$ 5,729,262
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $30,461,549)		$ 5,729,262

Short-Term Investments — 8.1%
Affiliated Fund — 6.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.61%(32)	779,021,934	$ 779,021,934
Total Affiliated Fund (identified cost $779,021,934)		$ 779,021,934

Sovereign Government Securities — 0.2%
Security	Principal Amount (000's omitted)		Value
Nigeria — 0.2%
Nigeria OMO Bills, 0.00%, 2/25/26	NGN	29,800,442	$ 21,202,327
Total Sovereign Government Securities (identified cost $19,634,799)			$ 21,202,327

U.S. Treasury Obligations — 1.0%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 2/5/26	$4,000	$ 3,998,804
0.00%, 2/12/26(29)	30,000	29,970,100
0.00%, 2/26/26	10,000	9,975,911
0.00%, 3/5/26(29)	13,500	13,458,164
0.00%, 3/10/26(29)	12,930	12,883,188
0.00%, 3/19/26(29)	21,500	21,402,717
0.00%, 3/26/26(29)	22,000	21,884,912
Total U.S. Treasury Obligations (identified cost $113,568,896)		$ 113,573,796
Total Short-Term Investments (identified cost $912,225,629)		$ 913,798,057

Total Purchased Swaptions — 0.0%† (identified cost $1,278,920)	$ 814,000
Total Investments — 138.1% (identified cost $15,268,363,947)	$15,594,490,035
Less Unfunded Loan Commitments — (0.5)%	$ (54,807,281)
Net Investments — 137.6% (identified cost $15,213,556,666)	$15,539,682,754
TBA Sale Commitments — (17.6)%
U.S. Government Agency Mortgage-Backed Securities — (17.6)%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association:
3.00%, 30-Year, TBA(28)	$(380,100)	$ (342,556,078)
3.00%, 30-Year, TBA(28)	(908,740)	(820,400,203)

Global Opportunities Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
3.00%, 30-Year, TBA(28)	$(908,740)	$ (819,690,296)
Total U.S. Government Agency Mortgage-Backed Securities (proceeds $1,978,222,938)		$(1,982,646,577)
Total TBA Sale Commitments (proceeds $1,978,222,938)		$(1,982,646,577)

Other Assets, Less Liabilities — (20.1)%	$(2,265,392,324)
Net Assets — 100.0%	$11,291,643,853
The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2026, the aggregate value of these securities is $3,418,990,350 or 30.3% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2026.
(3)	When-issued, variable rate security whose interest rate will be determined after January 31, 2026.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2026.
(5)	Step coupon security. Interest rate represents the rate in effect at January 31, 2026.
(6)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2026.
(7)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(8)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(9)	When-issued, inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate will be determined after January 31, 2026.
(10)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(11)	Non-income producing security.
(12)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2026, the aggregate value of these securities is $487,091,279 or 4.3% of the Portfolio's net assets.
(13)	When-issued security.
(14)	Security converts to variable rate after the indicated fixed-rate coupon period.
(15)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(16)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(17)	Variable rate security whose coupon rate is linked to the issuer’s mining activity revenue. The coupon rate shown represents the rate in effect at January 31, 2026.
(18)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(19)	Represents a participation interest, through a participation agreement with a financial institution, in mortgage loans guaranteed by Government National Mortgage Association.
(20)	Quantity held represents principal in USD.
(21)	Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.
(22)	Restricted security.
(23)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(24)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(25)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At January 31, 2026, the total value of unfunded loan commitments is $59,439,812.
(26)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

Global Opportunities Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

(27)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at January 31, 2026.
(28)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(29)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
(30)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(31)	The stated interest rate represents the weighted average fixed interest rate at January 31, 2026 of all interest only securities comprising the trust.
(32)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2026.

Purchased Interest Rate Swaptions (OTC) — 0.0%†
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 5/6/28 to pay 3.64% and receive SOFR	JPMorgan Chase Bank, N.A.	USD	500,000,000	5/4/26	$814,000
Total					$814,000
†	Amount is less than 0.05% or (0.05)%, as applicable.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	14,916,947	PEN	50,200,000	2/10/26	$ 21,246
USD	2,971,503	PEN	10,000,000	2/10/26	4,232
COP	45,107,397,368	USD	11,525,820	3/18/26	572,540
EUR	1,266,595	USD	1,486,362	3/18/26	18,040
EUR	678,378	USD	796,075	3/18/26	9,669
EUR	1,084,472	USD	1,280,829	3/18/26	7,256
EUR	333,904	USD	394,362	3/18/26	2,234
EUR	104,338	USD	123,230	3/18/26	698
EUR	68,547	USD	80,959	3/18/26	459
USD	1,689,726	CLP	1,562,000,000	3/18/26	(97,282)
USD	11,518,743	COP	45,107,397,368	3/18/26	(579,617)
USD	123,230	EUR	104,338	3/18/26	(698)
USD	470,607	EUR	398,460	3/18/26	(2,666)
USD	1,062,956	EUR	900,000	3/18/26	(6,021)
USD	3,472,941	EUR	2,940,523	3/18/26	(19,674)
USD	4,742,324	EUR	4,015,304	3/18/26	(26,864)
USD	7,319,148	EUR	6,197,089	3/18/26	(41,461)
USD	11,305,694	EUR	9,572,479	3/18/26	(64,044)
USD	18,997,532	EUR	16,085,123	3/18/26	(107,617)
USD	26,778,999	EUR	22,673,655	3/18/26	(151,697)
USD	8,196,260	INR	742,000,000	3/18/26	131,799
USD	43,958,655	PEN	148,000,000	3/18/26	74,047

Global Opportunities Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	22,278,331	PEN	75,000,000	3/18/26	$ 39,509
USD	10,692,646	PEN	36,000,000	3/18/26	18,011
USD	5,346,799	PEN	18,000,000	3/18/26	9,482
USD	49,819,405	PEN	168,000,000	3/18/26	4,445
USD	12,454,851	PEN	42,000,000	3/18/26	1,111
USD	297,018	PEN	1,000,000	3/18/26	500
USD	235,638	PEN	796,080	3/18/26	(414)
USD	7,997,277	PEN	27,018,000	3/18/26	(14,036)
USD	31,783,023	PEN	107,375,767	3/18/26	(55,783)
IDR	156,637,802,312	USD	9,266,864	3/25/26	60,260
IDR	135,200,937,000	USD	7,998,021	3/25/26	52,628
IDR	108,067,532,000	USD	6,392,373	3/25/26	42,596
IDR	108,113,033,000	USD	6,397,221	3/25/26	40,457
IDR	107,739,091,000	USD	6,375,773	3/25/26	39,638
IDR	81,153,343,000	USD	4,799,133	3/25/26	33,208
IDR	54,153,871,000	USD	3,202,779	3/25/26	21,857
IDR	54,010,824,000	USD	3,194,500	3/25/26	21,618
USD	13,481,761	IDR	226,264,400,000	3/25/26	8,665
USD	7,262,003	IDR	121,995,110,000	3/25/26	(2,294)
USD	15,517,186	IDR	260,673,200,000	3/25/26	(4,810)
USD	3,330,717	IDR	56,055,959,418	3/25/26	(7,181)
USD	3,329,535	IDR	56,082,026,744	3/25/26	(9,914)
USD	4,989,412	IDR	84,005,737,150	3/25/26	(12,777)
					$31,355
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	210,734,605	ZAR	3,606,988,117	Deutsche Bank AG	2/5/26	$ —	$(12,521,834)
EUR	1,612,405	USD	1,877,236	Goldman Sachs International	2/6/26	34,296	—
EUR	307,039	USD	356,607	Goldman Sachs International	2/6/26	7,392	—
EUR	2,829,177	USD	3,309,504	UBS AG	2/6/26	44,530	—
ISK	2,234,734,000	EUR	15,165,133	Bank of America, N.A.	2/13/26	266,107	—
NGN	7,058,834,000	USD	4,459,150	Citibank, N.A.	2/26/26	569,111	—
USD	4,061,469	NGN	7,058,834,000	Citibank, N.A.	2/26/26	—	(966,791)
NGN	8,122,940,000	USD	4,286,512	Citibank, N.A.	2/27/26	1,496,728	—
USD	21,883,082	NGN	37,923,382,000	Citibank, N.A.	2/27/26	—	(5,116,994)
AUD	110,300,000	USD	72,839,363	Bank of America, N.A.	3/18/26	3,960,046	—
ISK	480,023,398	EUR	3,195,044	Bank of America, N.A.	3/18/26	112,872	—
ISK	958,345,278	EUR	6,490,655	JPMorgan Chase Bank, N.A.	3/18/26	92,443	—
MXN	197,260,000	USD	10,903,713	Goldman Sachs International	3/18/26	339,970	—

Global Opportunities Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
MXN	18,200,492	USD	986,375	UBS AG	3/18/26	$ 51,041	$ —
NZD	54,391,220	USD	31,839,114	BNP Paribas	3/18/26	962,036	—
NZD	125,700,000	USD	72,873,947	JPMorgan Chase Bank, N.A.	3/18/26	2,930,650	—
NZD	78,358,780	USD	45,963,301	JPMorgan Chase Bank, N.A.	3/18/26	1,291,716	—
USD	43,013,394	AUD	63,300,000	BNP Paribas	3/18/26	—	(1,060,971)
USD	31,761,632	AUD	47,000,000	HSBC Bank USA, N.A.	3/18/26	—	(963,411)
USD	6,391,117	CAD	8,888,742	Citibank, N.A.	3/18/26	—	(148,987)
USD	4,784,418	EUR	4,000,000	Barclays Bank PLC	3/18/26	33,407	—
USD	28,731,482	EUR	24,023,661	Citibank, N.A.	3/18/26	197,312	—
USD	3,982,206	EUR	3,329,698	Citibank, N.A.	3/18/26	27,348	—
USD	9,614,078	GBP	6,978,312	Citibank, N.A.	3/18/26	65,821	—
USD	9,121,385	GBP	6,900,000	HSBC Bank USA, N.A.	3/18/26	—	(319,719)
USD	10,015,563	GBP	7,480,636	State Street Bank and Trust Company	3/18/26	—	(220,012)
USD	2,660,424	HKD	20,724,001	Citibank, N.A.	3/18/26	3,824	—
USD	282,040	MXN	5,181,300	BNP Paribas	3/18/26	—	(13,291)
USD	1,192,109	MXN	21,900,000	BNP Paribas	3/18/26	—	(56,176)
USD	38,881,514	MXN	714,284,511	BNP Paribas	3/18/26	—	(1,832,209)
USD	487,993	MXN	9,000,000	Deutsche Bank AG	3/18/26	—	(25,001)
USD	2,114,635	MXN	39,000,000	Deutsche Bank AG	3/18/26	—	(108,338)
USD	67,397,210	MXN	1,243,000,000	Deutsche Bank AG	3/18/26	—	(3,452,930)
USD	40,604,026	MXN	704,269,923	Goldman Sachs International	3/18/26	461,128	—
USD	812,924	MXN	15,000,000	UBS AG	3/18/26	—	(42,065)
USD	3,360,087	MXN	62,000,000	UBS AG	3/18/26	—	(173,870)
USD	107,576,986	MXN	1,985,000,000	UBS AG	3/18/26	—	(5,566,640)
USD	11,967,989	NZD	20,805,340	Bank of America, N.A.	3/18/26	—	(578,872)
USD	28,084,790	NZD	48,823,040	Bank of America, N.A.	3/18/26	—	(1,358,415)
USD	30,537,227	NZD	53,117,487	JPMorgan Chase Bank, N.A.	3/18/26	—	(1,495,785)
USD	71,660,466	NZD	124,648,640	JPMorgan Chase Bank, N.A.	3/18/26	—	(3,510,098)
USD	28,838,109	NZD	50,142,960	Standard Chartered Bank	3/18/26	—	(1,401,087)
USD	67,673,217	NZD	117,668,445	Standard Chartered Bank	3/18/26	—	(3,287,873)
USD	2,421,654	SAR	9,110,000	Goldman Sachs International	3/18/26	—	(4,691)
USD	2,421,599	SAR	9,110,000	HSBC Bank USA, N.A.	3/18/26	—	(4,746)
USD	24,112,422	ZAR	398,442,098	Goldman Sachs International	3/18/26	—	(475,181)
USD	20,203,599	ZAR	348,040,000	Goldman Sachs International	3/18/26	—	(1,273,723)
USD	139,739,869	BRL	780,000,000	Citibank, N.A.	4/1/26	—	(6,536,899)
USD	134,423,399	BRL	747,300,000	Goldman Sachs International	4/1/26	—	(5,720,997)
ISK	1,295,809,310	EUR	8,757,243	JPMorgan Chase Bank, N.A.	4/20/26	97,928	—
USD	9,607,391	OMR	3,700,277	Standard Chartered Bank	10/29/26	513	—
USD	8,730,834	OMR	3,362,672	Standard Chartered Bank	10/29/26	466	—
USD	8,003,264	OMR	3,082,449	Standard Chartered Bank	10/29/26	427	—
USD	7,275,695	OMR	2,802,227	Standard Chartered Bank	10/29/26	388	—
						$13,047,500	$(58,237,606)

Global Opportunities Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	62	Long	3/31/26	$ 12,926,516	$ (20,806)
U.S. 5-Year Treasury Note	24,306	Long	3/31/26	2,647,644,997	(16,806,705)
U.S. 10-Year Treasury Note	3,892	Long	3/20/26	435,235,063	(5,517,349)
U.S. Long Treasury Bond	131	Long	3/20/26	15,081,375	(264,535)
U.S. Ultra 10-Year Treasury Note	1,555	Long	3/20/26	177,512,969	(2,854,113)
U.S. Ultra-Long Treasury Bond	158	Long	3/20/26	18,555,125	(532,311)
Euro-Bobl	(37)	Short	3/6/26	(5,114,274)	(467)
U.S. Ultra-Long Treasury Bond	(2,751)	Short	3/20/26	(323,070,563)	1,489,193
					$(24,507,093)
Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	19,500	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.09% (pays upon termination)	4/2/29	$(2,894,962)	$733,042	$(2,161,920)
							$(2,894,962)	$733,042	$(2,161,920)
Inflation Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	USD	19,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.09% (pays upon termination)	4/2/29	$2,899,182
								$2,899,182

Global Opportunities Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	122,540	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.97% (pays upon termination)	1/2/31	$ 32,375	$ —	$ 32,375
BRL	101,500	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.03% (pays upon termination)	1/2/31	74,645	—	74,645
COP	162,713,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.80% (pays quarterly)	12/17/30	3,444,521	—	3,444,521
INR	6,210,900	Receives	1-day INR FBIL MIBOR (pays semi-annually)	6.02% (pays semi-annually)	3/18/31	489,911	—	489,911
KRW	72,115,300	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.21% (pays quarterly)	3/18/31	445,908	—	445,908
MYR	225,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.52% (pays quarterly)	3/18/31	7,945	—	7,945
MYR	89,600	Receives	3-month MYR KLIBOR (pays quarterly)	3.53% (pays quarterly)	3/18/31	(7,237)	—	(7,237)
PLN	399,914	Receives	6-month PLN WIBOR (pays quarterly)	4.49% (pays annually)	8/12/32	(136,250)	—	(136,250)
PLN	399,914	Pays	6-month PLN WIBOR (pays semi-annually)	4.59% (pays annually)	8/12/32	324,614	—	324,614
PLN	1,716,360	Receives	6-month PLN WIBOR (pays quarterly)	4.61% (pays annually)	9/9/32	(1,431,008)	—	(1,431,008)
PLN	1,716,360	Pays	6-month PLN WIBOR (pays semi-annually)	4.71% (pays annually)	9/9/32	2,201,462	—	2,201,462
THB	1,124,710	Receives	Thai Overnight Repurchase Rate (pays quarterly)	1.41% (pays quarterly)	3/18/31	163,940	—	163,940
THB	550,044	Receives	Thai Overnight Repurchase Rate (pays quarterly)	1.41% (pays quarterly)	3/18/31	77,216	—	77,216
THB	621,847	Receives	Thai Overnight Repurchase Rate (pays quarterly)	1.41% (pays quarterly)	3/18/31	83,473	—	83,473
ZAR	1,643,200	Pays	3-month ZAR JIBAR (pays quarterly)	8.47% (pays quarterly)	9/17/35	8,631,352	—	8,631,352
Total						$14,402,867	$ —	$14,402,867

Global Opportunities Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate(1)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Markit CDX Emerging Markets Index (CDX.EM.43.V1)	$50	1.00% (pays quarterly)(2)	6/20/30	$ 260	$ (1,531)	$ (1,271)
Occidental Petroleum Corp.	36,570	1.00% (pays quarterly)(2)	12/20/30	(416,320)	91,744	(324,576)
Petroleo Brasileiro S.A.	15,372	1.00% (pays quarterly)(2)	12/20/30	262,993	(362,018)	(99,025)
Turkey	10,725	1.00% (pays quarterly)(2)	12/20/30	530,206	(704,688)	(174,482)
Total				$377,139	$(976,493)	$(599,354)
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount(3) (000's omitted)	Contract Annual Fixed Rate(1)	Current Market Annual Fixed Rate(4)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Petroleos Mexicanos	Deutsche Bank AG	$ 2,782	4.00% (pays monthly)	2.89%	7/6/26	$ 23,372	$ —	$ 23,372
Petroleos Mexicanos	Deutsche Bank AG	7,333	4.20% (pays monthly)	2.89	7/6/26	66,851	—	66,851
Petroleos Mexicanos	Deutsche Bank AG	1,958	4.20% (pays monthly)	2.89	7/6/26	17,622	—	17,622
Petroleos Mexicanos	JPMorgan Chase Bank, N.A.	10,000	1.00% (pays quarterly)(2)	1.49	3/20/26	5,355	26,757	32,112
U.S. Land Banking	Goldman Sachs International	60,000	5.50% (pays monthly)	5.46	10/10/29	368,167	—	368,167
U.S. Single Family Rental	Goldman Sachs International	18,102	7.85% (pays monthly)	7.64	3/18/28	189,344	14,922	204,266
Total		$100,175				$670,711	$41,679	$712,390
(1)	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
(3)	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2026, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $100,175,000.
(4)	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

Global Opportunities Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	USD	75,075	Positive return on Diversified Volatility Risk Premium Strategy (pays monthly)	Negative return on Diversified Volatility Risk Premium Strategy (pays monthly)	1/8/27	$ (828,391)
JPMorgan Chase Bank, N.A.	USD	100,000	Total return on iBoxx USD Liquid High Yield Index (pays upon termiantion)	SOFR (pays upon termination)	6/20/26	506,059
UBS AG	USD	100,828	Positive return on Diversified Volatility Risk Premia Strategy*(a) (pays monthly)	Negative return on Diversified Volatility Risk Premia Strategy*(a) (pays monthly)	4/7/26	(1,536,089)
UBS AG	USD	50,455	Positive return on Diversified Volatility Risk Premia Strategy*(b) (pays monthly)	Negative return on Diversified Volatility Risk Premia Strategy*(b) (pays monthly)	4/7/26	(768,666)
UBS AG	USD	50,100	Positive return on Diversified Volatility Risk Premia Strategy*(c) (pays monthly)	Negative return on Diversified Volatility Risk Premia Strategy*(c) (pays monthly)	4/7/26	(763,251)
						$(3,390,338)
*	Represents a custom swap created by UBS AG. Through the underlying strategies, the UBS. Diversified Volatility Risk Premia Strategy (the “Volatility Swap”) is a synthetic investment strategy that provides exposure to a diversified set of short volatility strategies (“Components”). The Volatility Swap aims to generate returns by systematically capturing volatility risk premia across asset classes, including commodities, rates, and equities. The strategy is designed to be market-neutral and seeks to deliver diversified sources of return that are not directly correlated with traditional asset classes. The Volatility Swap is rebalanced monthly to maintain targeted risk budgeting weights across its Components.
(a) The Components of the Volatility Swap along with the value of each Component are listed below:
Component	Notional Amount (000's omitted)	Value/Unrealized Appreciation (Depreciation)	Percentage of Notional Amount
AU Short Variance Replication Strategy(1)	$8,376	$(31,159)	8.3%
EU Short Variance Replication Strategy(2)	6,027	(39,481)	6.0
US 5-Year Rates Short Volatility Strategy(3)	7,322	(14,263)	7.3
Gold Short Volatility Strategy(4)	12,506	(976,166)	12.3
US Equity (NASDAQ) Upside Volatility Premium Strategy(5)	12,866	(100,829)	12.8
USD Swaption Triangle L1 Strategy(6)	10,201	(63,154)	10.1
US 10-Year Rates Short Volatility Strategy(7)	4,998	(12,450)	5.0
US Short Variance Replication Strategy(8)	7,280	(69,423)	7.2
US Equity (S&P) Upside Volatility Premium Strategy(9)	11,709	(73,832)	11.6
Brent Volatility Carry with Protection Strategy(10)	6,262	12,882	6.2
WTI Volatility Carry with Protection Strategy(11)	6,005	(30,170)	6.0
VIX Volatility Carry with Protection Strategy(12)	7,276	(138,044)	7.2
Total	$100,828	$(1,536,089)	100.0%

Global Opportunities Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

(b) The Components of the Volatility Swap along with the value of each Component are listed below:
Component	Notional Amount (000's omitted)	Value/Unrealized Appreciation (Depreciation)	Percentage of Notional Amount
AU Short Variance Replication Strategy(1)	$4,191	$(15,592)	8.3%
EU Short Variance Replication Strategy(2)	3,016	(19,757)	6.0
US 5-Year Rates Short Volatility Strategy(3)	3,664	(7,137)	7.3
Gold Short Volatility Strategy(4)	6,258	(488,478)	12.3
US Equity (NASDAQ) Upside Volatility Premium Strategy(5)	6,438	(50,455)	12.8
USD Swaption Triangle L1 Strategy(6)	5,105	(31,602)	10.1
US 10-Year Rates Short Volatility Strategy(7)	2,501	(6,230)	5.0
US Short Variance Replication Strategy(8)	3,643	(34,740)	7.2
US Equity (S&P) Upside Volatility Premium Strategy(9)	5,859	(36,946)	11.6
Brent Volatility Carry with Protection Strategy(10)	3,134	6,446	6.2
WTI Volatility Carry with Protection Strategy(11)	3,005	(15,097)	6.0
VIX Volatility Carry with Protection Strategy(12)	3,641	(69,078)	7.2
Total	$50,455	$(768,666)	100.0%
(c) The Components of the Volatility Swap along with the value of each Component are listed below:
Component	Notional Amount (000's omitted)	Value/Unrealized Appreciation (Depreciation)	Percentage of Notional Amount
AU Short Variance Replication Strategy(1)	$4,162	$(15,482)	8.3%
EU Short Variance Replication Strategy(2)	2,995	(19,617)	6.0
US 5-Year Rates Short Volatility Strategy(3)	3,638	(7,087)	7.3
Gold Short Volatility Strategy(4)	6,213	(485,037)	12.3
US Equity (NASDAQ) Upside Volatility Premium Strategy(5)	6,392	(50,100)	12.8
USD Swaption Triangle L1 Strategy(6)	5,069	(31,380)	10.1
US 10-Year Rates Short Volatility Strategy(7)	2,484	(6,186)	5.0
US Short Variance Replication Strategy(8)	3,618	(34,495)	7.2
US Equity (S&P) Upside Volatility Premium Strategy(9)	5,818	(36,686)	11.6
Brent Volatility Carry with Protection Strategy(10)	3,111	6,401	6.2
WTI Volatility Carry with Protection Strategy(11)	2,984	(14,991)	6.0
VIX Volatility Carry with Protection Strategy(12)	3,615	(68,591)	7.2
Total	$50,099	$(763,251)	100.0%
(1)	The strategy seeks to replicate short variance exposure to the S&P/ASX 200 Index by combining a position in the underlying index with an option overlay. The option overlay consists of exchange-traded written put and call options on the S&P/ASX 200 Index.
(2)	The strategy seeks to replicate short variance exposure to the EURO STOXX 50 Index by combining a short futures position in the underlying index with an option overlay. The option overlay consists of exchange-traded written put and call options on the EURO STOXX 50 Index.
(3)	The strategy seeks to capture the volatility risk premium in 5-Year treasury futures. The strategy consists of written options and a position in the underlying futures.
(4)	The strategy seeks to capture the implied volatility premium in Gold. The strategy consists of exchange-traded written put and call options on GLD ETF, combined with a position in the GLD ETF.
(5)	The strategy seeks to generate positive returns by monetizing the implied vs. realized volatility premia in the U.S. equity market. This strategy consists of exchange-traded written put and call options on the NASDAQ Index, combined with a futures position in the underlying index.

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January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

(6)	The strategy seeks to provide exposure to long-dated U.S. dollar interest rates by combining positions in 30-year interest rate swap indexes with an overlay of swaption contracts. The overlay consists of both written and purchased swaptions with 30-, 20-, and 10-year maturities.
(7)	The strategy seeks to capture the volatility risk premium in 10-Year treasury futures. The strategy consists of written options and a position in the underlying futures.
(8)	The strategy seeks to replicate short variance exposure to the S&P 500 Index by combining a short futures position in the underlying index with an option overlay. The option overlay consists of exchange-traded written put and call options on the S&P 500 Index.
(9)	The strategy seeks to generate positive returns by monetizing the implied vs. realized volatility premia in the U.S. equity market. This strategy consists of exchange-traded written put and call options on the S&P 500 Index, combined with a futures position in the underlying index.
(10)	The strategy seeks to provide exposure to Brent crude oil by holding long futures positions across multiple maturities, complemented by an option overlay. This overlay consists of both purchased and written put and call options on Brent crude oil futures.
(11)	The strategy seeks to provide exposure to WTI crude oil by holding long futures positions across a range of maturities, complemented by an option overlay. This overlay consists of both purchased and written put and call options on WTI crude oil futures.
(12)	The strategy seeks to provide exposure to volatility in U.S. equity markets by holding short futures positions on the S&P 500 VIX index, complemented by an option overlay. This overlay consists of written put and call options, as well as purchased call options on VIX futures.
Cross-Currency Swaps (OTC)
Counterparty	Portfolio Receives	Portfolio Pays	Effective Date/ Termination Date(1)	Value/Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	3-month PLN WIBOR + 0.63% on PLN 527,967,209 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount(2)	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount(2)	6/11/26/ 6/13/29	$1,119,792
				$1,119,792
(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.
(2)	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.
Abbreviations:
ABS	– Asset-Backed Securities
ADR	– American Depositary Receipt
COF	– Cost of Funds 11th District
CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted
EURIBOR	– Euro Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.
JIBAR	– Johannesburg Interbank Average Rate
KLIBOR	– Kuala Lumpur Interbank Offered Rate

MIBOR	– Mumbai Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced
WIBOR	– Warsaw Interbank Offered Rate

Currency Abbreviations:
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLP	– Chilean Peso
COP	– Colombian Peso
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah

INR	– Indian Rupee
ISK	– Icelandic Krona
KRW	– South Korean Won
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NGN	– Nigerian Naira
NZD	– New Zealand Dollar
OMR	– Omani Rial
PEN	– Peruvian Sol

Global Opportunities Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

PLN	– Polish Zloty
RSD	– Serbian Dinar
SAR	– Saudi Riyal
THB	– Thai Baht

USD	– United States Dollar
UZS	– Uzbekistani Som
ZAR	– South African Rand

Basis for Consolidation
The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The net assets of the Subsidiary at January 31, 2026 were $22,378,713 or 0.2% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Commodity Risk: The Portfolio invested in commodities-linked derivative instruments, including total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.
Credit Risk: The Portfolio entered into credit default swaps and swaptions to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Equity Price Risk: The Portfolio entered into total return swaps to enhance total return.
Foreign Exchange Risk: The Portfolio engaged in forward foreign currency exchange contracts and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilized various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions, inflation swaps, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
At January 31, 2026, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
Restricted Securities
At January 31, 2026, the Portfolio owned the following securities (representing 1.0% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Principal Amount/ Shares	Cost	Value
Insurance Linked Securities
Mt. Logan Re Ltd., Series 13, Participating Units	1/2/18	10,000	$ 6,658,283	$ 34,881,302
Mt. Logan Re Ltd., Series 17, Participating Units	1/26/21,1/7/26	1,721	658,975	5,920,781
Mt. Logan Re Ltd., Series 19, Participating Units	2/6/24	7,464	7,463,900	15,658,052
PartnerRe ILS Fund SAC Ltd.	1/2/24	34,000,000	34,000,000	46,257,000
Total Insurance Linked Securities			$48,781,158	$102,717,135
Preferred Stocks
AH Parent, Inc. (Alliant), Series A	9/25/24	$8,224,000	$ 8,104,000	$ 8,398,291
Total Preferred Stocks			$8,104,000	$8,398,291
Total Restricted Securities			$56,885,158	$111,115,426

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January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At January 31, 2026, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $779,021,934, which represents 6.9% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended January 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$279,205,233	$1,935,458,993	$(1,435,642,292)	$ —	$ —	$779,021,934	$3,932,359	779,021,934
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2026, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 1,007,348,377	$ —	$ 1,007,348,377
Closed-End Funds	8,060,023	—	—	8,060,023
Collateralized Mortgage Obligations	—	4,740,508,262	—	4,740,508,262
Commercial Mortgage-Backed Securities	—	725,738,900	0	725,738,900
Common Stocks	18,408,554	90,591,485*	—	109,000,039
Convertible Bonds	—	304,126,537	—	304,126,537
Convertible Preferred Stocks	7,563,276	—	—	7,563,276
Exchange-Traded Funds	59,066,124	—	—	59,066,124
Foreign Corporate Bonds	—	837,916,940	0	837,916,940
Government National Mortgage Association Participation Agreements	—	183,287,300	—	183,287,300
Insurance Linked Securities	—	—	509,234,045	509,234,045
Loan Participation Notes	—	—	151,071	151,071
Preferred Stocks	8,415,940	8,398,291	—	16,814,231
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	72,489,388	16,626,163	89,115,551
Sovereign Government Bonds	—	1,331,005,297	—	1,331,005,297
U.S. Department of Agriculture Loans	—	5,604,074	—	5,604,074
U.S. Government Agency Commercial Mortgage-Backed Securities	—	12,634,110	—	12,634,110
U.S. Government Agency Mortgage-Backed Securities	—	4,672,167,278	—	4,672,167,278
U.S. Government Guaranteed Small Business Administration Loans	—	5,729,262	—	5,729,262

Global Opportunities Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Short-Term Investments:
Affiliated Fund	$779,021,934	$ —	$ —	$ 779,021,934
Sovereign Government Securities	—	21,202,327	—	21,202,327
U.S. Treasury Obligations	—	113,573,796	—	113,573,796
Purchased Interest Rate Swaptions	—	814,000	—	814,000
Total Investments	$880,535,851	$14,133,135,624	$526,011,279	$15,539,682,754
Forward Foreign Currency Exchange Contracts	$ —	$ 14,283,705	$ —	$ 14,283,705
Futures Contracts	1,489,193	—	—	1,489,193
Swap Contracts	—	21,966,565	—	21,966,565
Total	$882,025,044	$14,169,385,894	$526,011,279	$15,577,422,217
Liability Description
TBA Sale Commitments	$ —	$(1,982,646,577)	$ —	$(1,982,646,577)
Forward Foreign Currency Exchange Contracts	—	(59,442,456)	—	(59,442,456)
Futures Contracts	(25,996,286)	—	—	(25,996,286)
Swap Contracts	—	(8,782,174)	—	(8,782,174)
Total	$(25,996,286)	$(2,050,871,207)	$ —	$(2,076,867,493)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Commercial Mortgage-Backed Securities	Foreign Corporate Bonds	Insurance Linked Securities*	Loan Participation Notes	Senior Floating-Rate Loans	Total
Balance as of October 31, 2025	$ —	$0	$201,424,147	$153,735	$—	$201,577,882
Realized gains (losses)	—	—	—	—	959	959
Change in net unrealized appreciation (depreciation)	—	—	14,041,950	(3,373)	130,677	14,169,254
Cost of purchases	—	—	320,311,124	—	16,518,397	336,829,521
Proceeds from sales, including return of capital	—	—	(26,543,176)	—	(25,579)	(26,568,755)
Accrued discount (premium)	—	—	—	709	1,709	2,418
Transfers to Level 3	—	—	—	—	—	—
Transfers from Level 3	—	—	—	—	—	—
Balance as of January 31, 2026	$0	$0	$509,234,045	$151,071	$16,626,163	$526,011,279
Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2026	$ —	$ —	$14,041,950	$(3,373)	$130,677	$14,169,254
*	The Portfolio’s investments in Insurance Linked Securities were primarily valued on the basis of broker quotations.

Global Opportunities Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of January 31, 2026:
Type of Investment	Fair Value as of January 31, 2026	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*
Foreign Corporate Bonds	$0	Estimated Recovery Value	Estimated Recovery Value Percentage	0%	Increase
Loan Participation Notes	151,071	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	4.94%	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent annual or semi-annual financial statements.